American High-Income Municipal Bond Fund®
Investment portfolio
April 30, 2023
unaudited

Bonds, notes & other debt instruments 88.01% Alabama 0.96%	Principal amount (000)	Value (000)
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	USD 2,550	$2,541
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	6,665	6,648
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	315	316
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	5,500	5,522
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	1,640	1,649
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	7,830	8,548
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020, AMT, 6.375% 11/1/2050 (put 11/1/2030)	1,965	2,163
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 10/1/2030	5,050	5,184
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 10/1/2042	7,175	7,588
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 10/1/2044	1,600	1,635
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 10/1/2048	700	717
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 10/1/2051	520	552
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 10/1/2053	5,530	5,857
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2028	250	180
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2034	2,500	1,104
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2035	17,475	7,109
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2036	7,500	2,802
County of Jefferson, Sewer Rev. Warrants, Convertible Capital Appreciation Warrants, Series 2013-F, 0% 10/1/2046 (7.75% on 10/1/2023)[1]	2,500	2,583
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 9/1/2031	1,000	1,032
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033	2,500	2,490
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	6,155	6,054
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	10,000	9,926
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 3), Series 2022-A-1, 5.50% 1/1/2053 (put 12/1/2029)	2,005	2,167
County of Sumter, Industrial Dev. Auth., Rev. Green Bonds, Series 2022, 6.00% 7/15/2052 (put 7/15/2032)	20,935	18,884
		103,251
Alaska 0.26%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	2,000	2,051
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	2,000	2,048
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066	188,845	23,962
		28,061
American Samoa 0.13%
Econ. Dev. Auth., General Rev. Bonds, Series 2021-A, 5.00% 9/1/2038[2]	1,500	1,491
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 9/1/2038[2]	11,000	12,155
		13,646
American High-Income Municipal Bond Fund — Page 1 of 98

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Bonds, notes & other debt instruments (continued) Arizona 3.40%	Principal amount (000)	Value (000)
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 5.00% 7/15/2023[2]	USD 160	$160
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 5.70% 7/15/2029[2]	770	771
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 6.00% 7/15/2033[2]	700	700
Town of Florence, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional School Project - Queen Creek and Casa Grande Campuses), Series 2013, 5.75% 7/1/2033 (preref. 7/1/2023)[2]	250	251
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033	475	410
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 11/15/2026	360	330
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 11/15/2036	600	464
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 11/15/2046	1,545	1,102
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2033	745	679
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2048	850	678
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks - Insirata Pointe), Series 2020-A, 5.00% 5/15/2056	4,000	3,295
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 4.00% 5/15/2025	160	156
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 4.00% 5/15/2026	250	241
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	2,250	2,044
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD-LIBOR + 0.81%) 4.278% 1/1/2037[3]	5,000	4,634
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2037	1,100	1,072
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038	600	582
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2039	750	720
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2040	800	759
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2050	2,500	2,209
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2041	270	240
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	670	550
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061	5,080	3,989
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2041	1,750	1,558
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2051	6,625	5,445
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061	6,170	4,845
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2039[2]	3,500	3,292
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2049[2]	7,750	6,882
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2054[2]	6,000	5,226
American High-Income Municipal Bond Fund — Page 2 of 98

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.00% 7/1/2042	USD 15,575	$13,735
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.25% 7/1/2042	3,540	3,150
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2052	5,420	4,760
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2057	2,745	2,365
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 7/1/2038[2]	1,200	1,217
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2039[2]	780	765
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 7/1/2047[2]	2,230	2,107
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 7/1/2048[2]	2,500	2,510
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2049[2]	1,400	1,292
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 7/1/2051[2]	570	543
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 7/1/2053[2]	3,750	3,777
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2054[2]	1,000	907
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 7/1/2027[2]	2,210	2,146
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2037[2]	675	668
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037[2]	1,500	1,501
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2047[2]	1,035	951
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2047[2]	2,125	1,952
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047[2]	3,200	3,044
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050[2]	9,750	9,340
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051[2]	3,450	3,113
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2051[2]	1,550	1,399
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029	835	783
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039	1,575	1,541
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	2,250	2,071
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2040[2]	1,850	1,568
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2050[2]	2,480	1,892
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2038[2]	1,960	2,010
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2048[2]	3,230	3,258
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029[2]	1,250	1,218
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 12/15/2029[2]	480	447
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2039[2]	440	416
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2049[2]	800	707
American High-Income Municipal Bond Fund — Page 3 of 98

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 1.007% 5/20/2033[3,4]	USD 154,553	$6,674
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	35,687	33,392
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 4.375% 2/15/2028[2]	975	918
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 5.00% 2/15/2046[2]	5,400	4,551
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038[2]	2,000	2,097
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2052[2]	3,625	3,700
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.10% 7/1/2026[2]	1,160	1,085
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.625% 7/1/2031[2]	3,380	2,871
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2039[2]	3,500	3,368
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041[2]	1,020	846
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044[2]	7,000	5,176
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045	3,075	3,205
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049[2]	3,500	3,125
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050	3,620	3,246
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051[2]	2,490	1,860
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054[2]	3,475	3,045
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2056[2]	1,350	983
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2036[2]	2,750	2,754
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2047[2]	10,580	9,971
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047[2]	12,645	10,497
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049	3,000	2,284
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	2,000	1,775
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	1,825	1,427
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035[2]	6,080	6,099
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035[2]	1,500	1,505
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045[2]	5,500	5,110
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046[2]	7,100	6,559
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 5.75% 7/1/2024[2]	550	552
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 7/1/2026[2]	2,185	2,127
American High-Income Municipal Bond Fund — Page 4 of 98

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 7/1/2034[2]	USD 1,560	$1,592
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035[2]	1,590	1,590
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2041[2]	15,075	14,213
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 7/1/2044[2]	6,900	6,986
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045[2]	2,250	2,056
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2046[2]	2,500	2,270
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041[2]	3,500	2,867
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041[2]	630	516
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2051[2]	2,280	1,684
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2057[2]	695	492
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2034[2]	725	729
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2039[2]	655	634
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2049[2]	1,100	999
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2052[2]	2,150	1,926
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 3.25% 7/1/2024[2]	160	158
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2029[2]	300	302
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2034[2]	400	400
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2039[2]	500	482
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2049[2]	1,500	1,360
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2051[2]	4,500	3,323
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2057[2]	5,000	3,543
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.75% 11/15/2042[2]	3,000	3,046
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.875% 11/15/2052[2]	8,500	8,585
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 7.00% 11/15/2057[2]	5,500	5,553
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1, LLC Project), Series 2021-B, AMT, 5.50% 10/1/2033[1]	5,854	5,560
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1, LLC Project), Capital Appreciation Bonds, Series 2021-B, AMT, 5.50% 10/1/2033[1,2]	14,522	13,792
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2038	7,185	5,793
American High-Income Municipal Bond Fund — Page 5 of 98

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2046	USD 5,500	$3,946
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-B, 4.00% 12/1/2056	2,130	1,410
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2050	1,600	1,329
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2054	1,850	1,509
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Mirabella at ASU Project), Series 2017-A, 6.125% 10/1/2047[2]	1,000	629
Transportation Board, Transportation Excise Tax Rev. Ref. Bonds (Maricopa County Regional Area Road Fund), Series 2014, 5.00% 7/1/2023	155	155
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	4,515	4,019
		364,687
Arkansas 0.25%
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2022, AMT, 5.45% 9/1/2052	6,500	6,490
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049[2]	18,620	16,712
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049[2]	4,250	3,965
		27,167
California 5.44%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2049 (5.375% on 10/01/2037)[1]	595	297
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/01/2037)[1]	1,975	983
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2027	100	104
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2031	150	156
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2032	160	166
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2033	320	332
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 4/1/2047 (put 4/1/2025)	9,640	9,550
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds, (Los Angeles County Securitization Corp.), Series 2020-B-1, 5.00% 6/1/2049	1,565	1,581
City of Cerritos, Public Fncg. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series 1993-A, AMBAC insured, 6.50% 11/1/2023	900	911
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2035	690	440
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2036	750	452
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2037	1,000	571
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2040	5,000	2,445
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2042	5,000	2,206
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	8,000	8,074
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)	12,640	13,459
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	USD 1,065	$1,130
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-C, 5.25% 1/1/2054 (put 10/1/2031)	2,000	2,089
Community College Fncg. Auth., Student Housing Rev. Bonds (NCCD - Napa Valley Properties, LLC - Napa Valley College Project), Series 2022-A, 5.75% 7/1/2060[2]	1,000	969
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046[2]	3,000	2,413
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047[2]	38,655	29,696
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056[2]	23,510	19,156
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049[2]	3,525	3,353
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2034	1,000	649
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2036	1,100	632
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2029	615	621
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2030	640	644
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057[2]	9,020	6,285
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057[2]	9,205	6,399
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057[2]	2,000	1,396
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-A, 4.00% 10/1/2056[2]	5,970	4,856
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057[2]	8,865	5,911
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057[2]	2,390	1,701
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (CTR City Anaheim), Series 2020-A, 5.00% 1/1/2054[2]	3,000	2,470
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Dublin), Series 2021-A-2, 3.00% 2/1/2057[2]	3,000	1,994
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-1, 3.00% 6/1/2048[2]	6,400	4,357
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058[2]	12,265	9,372
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059[2]	3,000	1,863
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-2, 3.25% 7/1/2056[2]	7,850	5,312
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-B, 4.00% 7/1/2058[2]	7,250	5,063
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058[2]	14,795	10,015
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[2]	6,000	4,006
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056[2]	2,725	1,969
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056[2]	5,500	3,937
American High-Income Municipal Bond Fund — Page 7 of 98

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057[2]	USD 6,020	$4,029
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Towne - Glendale), Series 2022-B, 5.00% 9/1/2037[2]	1,000	947
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[2]	12,400	9,458
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056[2]	43,575	32,592
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Waterscape Apartments), Series 2021-B, 4.00% 9/1/2046[2]	2,250	1,812
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057[2]	14,760	9,721
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	780	690
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	780	667
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	3,150	3,063
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 12/1/2033	2,000	1,993
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2042[2]	500	401
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2038	1,210	660
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2039	1,000	518
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2040	1,000	490
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 4.00% 1/15/2043	3,674	3,547
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2034	1,000	707
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2035	1,000	675
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066	60,000	6,655
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2045[2]	10,700	9,244
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[2]	14,235	11,537
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Convertible Capital Appreciation Bonds, Series 2020-B, 0% 7/1/2061 (6.75% on 7/1/2035)[1,2]	10,000	3,468
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2044	1,500	1,435
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2045	5,570	5,290
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 5/15/2051	2,750	2,615
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.29% 1/15/2035[3,4]	30,027	453
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 1/15/2035	6,773	6,855
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.844% 3/25/2035[3,4]	15,392	815
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.77% 11/20/2035[3,4]	61,070	3,236
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	12,223	11,582
Housing Fin. Agcy., Municipal Certs., Series 2021-3, Class X, interest only, 0.764% 8/20/2036[4]	31,600	1,710
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	4,761	4,349
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 9/15/2036	1,000	998
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]	5,110	3,931
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 1/1/2061[2]	39,210	2,066
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2032	350	362
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2033	590	609
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2034	615	635
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2035	375	385
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	USD 350	$344
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,100	968
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2027	70	73
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2031	2,685	2,790
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2035	3,330	3,445
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040	120	113
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	275	246
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049	675	590
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 9/1/2035	715	719
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2045	500	506
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040	2,865	2,418
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)	135	134
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	1,020	1,049
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	905	920
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	800	807
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039	1,800	2,112
Madera Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005, National insured, 0% 5/1/2030	4,000	3,198
Morongo Band of Mission Indians, Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042[2]	11,415	11,360
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	750	765
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	1,745	1,751
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 11/1/2035[2]	2,035	2,073
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045[2]	5,600	5,648
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046[2]	750	724
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 8/15/2039	1,200	1,219
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 8/15/2049	1,000	1,005
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046	2,000	1,439
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	5,125	3,490
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 4.00% 10/1/2029[2]	420	399
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2049[2]	1,525	1,392
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057[2]	1,100	978
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	11,455	10,223
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2047	3,005	3,045
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2026	1,065	1,069
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2030	2,505	2,515
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	425	399
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042	465	365
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052	500	356
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039[2]	525	526
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049[2]	2,000	1,950
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 12/1/2044 (put 12/1/2023)	USD 460	$452
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	4,425	4,316
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057[2]	9,025	6,053
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045[2]	3,280	2,623
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056[2]	6,990	4,650
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2046	290	273
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2051	3,470	2,695
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2054	805	611
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 4.188% 7/1/2027[3]	6,520	6,475
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045	560	570
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	1,010	1,071
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	600	622
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	970	994
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	2,350	2,396
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	220	204
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,175	1,025
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2029	2,750	2,234
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2031	2,500	1,881
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside), LP Desalination Project), Series 2012, AMT, 5.00% 11/21/2045[2]	3,250	3,250
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)	685	675
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-3, 2.125% 11/15/2027[2]	1,015	965
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 11/15/2028[2]	1,000	943
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-1, 3.125% 5/15/2029[2]	1,575	1,455
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2036[2]	625	602
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2046[2]	240	211
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2051[2]	710	609
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2056[2]	645	544
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 9/1/2024 (preref. 9/1/2023)	USD 20	$20
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 9/1/2029 (preref. 9/1/2023)	5	5
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	500	486
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2038	3,750	3,816
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	4,545	4,470
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2022, 5.75% 9/1/2052	4,250	4,204
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,000	800
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	1,015	871
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	1,535	1,283
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	2,700	2,167
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), Capital Appreciation Bonds, Series 2011-B, 0% 10/1/2039	4,210	2,097
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2029	1,000	1,039
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030	455	471
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2031	595	616
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2033	500	517
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052	4,695	4,740
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	4,285	4,391
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 3.874% 6/1/2034[3]	5,000	4,695
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2027	355	374
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2028	785	828
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2029	245	258
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2030	245	257
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	2,155	1,915
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,140	985
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2042[2]	2,005	1,837
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052[2]	1,500	1,285
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036[2]	440	423
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[2]	USD 6,285	$5,171
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 8/1/2031	500	504
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044	870	876
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2031	665	713
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2052[2]	1,250	1,257
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061[2]	1,170	1,166
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027[2]	1,000	1,006
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044[2]	2,000	2,030
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029[2]	1,000	1,005
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048[2]	1,000	936
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2028[2]	585	598
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2043[2]	760	758
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046[2]	1,850	1,689
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.125% 6/1/2047[2]	750	695
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052[2]	250	233
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2037[2]	360	347
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047[2]	1,470	1,338
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2023-A, 5.75% 7/1/2042[2]	420	417
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[2]	8,965	9,659
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[2]	440	468
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2052[2]	2,350	2,017
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 7/1/2023[2]	400	400
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 7/1/2024[2]	420	418
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 7/1/2025[2]	235	232
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049[2]	1,000	923
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2027	100	97
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2028	120	116
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2030	175	166
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2031	460	435
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, Assured Guaranty insured, 4.50% 12/1/2030	120	121
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2045	USD 850	$858
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 11/1/2043[2]	2,700	2,723
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	6,230	4,166
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034[2]	275	272
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039[2]	370	360
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 11/1/2023	150	150
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044	5,000	5,007
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056[2]	19,600	18,793
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032[2]	720	737
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026[2]	2,470	2,414
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036[2]	2,610	2,575
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046[2]	3,750	3,525
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2040	1,150	1,165
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032	4,405	4,015
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation Bonds, Series 2019-B2-2, 0% 6/1/2054	10,735	1,979
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 5/15/2037	1,300	1,315
		582,402
Colorado 10.07%
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.75% 12/15/2047[5]	513	477
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 12/1/2037	1,232	1,175
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.125% 12/1/2047	1,000	904
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018-B, 7.25% 12/15/2047[5]	2,488	2,407
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2038	840	819
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2047	1,200	1,124
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2017-B, 7.00% 12/15/2047[5]	670	621
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.00% 12/1/2027	606	587
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 12/1/2037	1,055	1,039
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 12/1/2047	3,170	2,975
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.375% 12/15/2047[5]	500	472
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 4.375% 12/1/2032	1,263	1,209
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 12/1/2047	USD 7,250	$6,795
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 4.00% 12/1/2031	525	472
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 5.00% 12/1/2041	2,925	2,679
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 5.00% 12/1/2050	5,000	4,335
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-B, 7.90% 12/15/2050[5]	1,125	1,019
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2039[2]	1,245	1,213
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049[2]	3,000	2,800
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049	2,925	2,702
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-B, 7.75% 12/15/2049[5]	816	758
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax G.O. and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2051[2]	12,200	7,029
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	1,359	1,141
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2020-B, 7.875% 12/15/2049[5]	3,945	3,693
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2049	7,530	6,880
County of Arapahoe, Copperleaf Metropolitan Dist. No. 9, Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051[5]	5,000	3,923
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 1, Limited Tax G.O. and Special Rev. Ref. Bonds, Series 2020-A, 5.00% 12/1/2049	3,659	3,215
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2026	840	791
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2031	555	485
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2041	2,100	1,572
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.25% 12/1/2055	11,670	8,156
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 12/1/2027	1,740	1,722
County of Arapahoe, Powhaton Road Metropolitan Dist. No. 3, Limited Tax Supported Rev. Bonds, Series 2021, 5.00% 12/1/2051[5]	5,960	5,033
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2033	1,685	1,758
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2043	4,000	4,013
City of Arvada, Canyon Pines Metropolitan Dist., Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2021-A-2, 3.75% 12/1/2040	5,000	3,896
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2039	3,830	3,491
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	5,525	4,786
City of Arvada, Leyden Ranch Metropolitan Dist., Limited Tax G.O. Tax Bonds, Series 2017-A, 5.125% 12/1/2047	1,107	1,059
City of Arvada, Leyden Ranch Metropolitan Dist., Limited Tax G.O. Tax Bonds, Series 2017-B, 7.00% 12/15/2047[5]	500	468
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2035	2,000	1,956
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2046	USD 1,000	$924
City of Arvada, Sabell Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-B-3, 8.25% 12/15/2050[2,5]	606	564
City of Arvada, Sabell Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2050[2]	3,170	2,799
Town of Ault, Conestoga Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2021-A-3, 5.25% 12/1/2051[5]	1,625	1,435
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2040	1,000	936
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050	4,065	3,588
City of Aurora, Buckley Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]	29,160	25,757
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 4.625% 12/1/2031	588	557
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 12/1/2046	3,140	2,943
City of Aurora, Colorado International Center Metropolitan Dist. No. 7, Limited Tax G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2021, 0% 12/1/2051 (5.25% on 12/1/2027)[1]	14,150	7,712
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2018, 4.375% 12/1/2026	2,642	2,595
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2018, 5.00% 12/1/2033	3,040	3,014
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2018, 5.25% 12/1/2048	6,255	6,000
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.50% 12/1/2027	1,000	988
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2020-B, 7.875% 12/15/2049[5]	933	918
City of Aurora, HM Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Convertible Capital Appreciation Bonds, Series 2021, 0% 12/1/2051 (6.00% on 12/1/2027)[1]	58,557	29,255
City of Aurora, Horizon Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021-A-3, 4.50% 12/1/2051[2,5]	6,380	4,460
City of Aurora, Inspiration Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-B, 5.00% 12/15/2036	788	701
City of Aurora, Painted Prairie Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.25% 12/1/2048	1,000	935
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 12/1/2048	13,490	12,974
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-B, 7.25% 12/15/2051[5]	524	467
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A, 3.75% 12/1/2041	3,100	2,415
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A, 4.00% 12/1/2051	3,275	2,449
City of Aurora, Senac South Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A-3, 5.25% 12/1/2051[5]	10,415	8,969
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 4.50% 12/1/2028 (preref. 12/1/2023)	392	406
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 12/1/2037 (preref. 12/1/2023)	550	572
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 12/1/2043 (preref. 12/1/2023)	500	520
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037	2,265	2,235
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037	600	592
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	3,085	2,899
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.00% 12/1/2033[2]	369	373
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021-A-1, 4.125% 12/1/2031	USD 800	$727
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2021-A-1, 0% 12/1/2051 (5.50% on 12/1/2025)[1]	3,000	2,260
City of Aurora, Velocity Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2022-B, 8.00% 12/15/2039[5]	14,190	13,072
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.00% 12/1/2041	2,135	1,480
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	19,000	11,609
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Convertible Capital Appreciation Bonds, Series 2021-A-2, 0% 12/1/2036 (4.375% on 12/1/2027)	7,370	4,345
Town of Bennett, Section 27 Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.50% 12/1/2051[5]	4,160	3,138
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2040	515	470
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050	4,000	3,425
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-B, 6.375% 12/15/2047	1,000	980
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	2,411	2,034
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	1,000	846
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	1,000	846
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	800	687
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	700	598
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	692	586
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	658	562
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	650	550
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	51	43
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	38	32
City of Brighton, Prairie Corner Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051	3,000	2,350
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2038	6,700	6,534
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 12/1/2048	19,575	18,293
City and County of Broomfield, Aspen Street Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-A-3, 5.125% 12/1/2050[5]	5,389	4,315
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2021-A, 5.00% 12/1/2051	4,000	3,451
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2021-B, 7.50% 12/15/2051[5]	2,190	1,964
City and County of Broomfield, BBC Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 4.75% 12/1/2051[5]	15,745	12,139
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2021-A-2, 5.00% 12/1/2049[2]	735	657
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Ref. Bonds, Series 2021-A-1, 5.00% 12/1/2049[2]	2,909	2,618
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021, 4.00% 12/1/2031	USD 650	$583
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051	575	487
City and County of Broomfield, Highlands Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2022, 6.75% 12/1/2051[5]	5,975	5,700
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.00% 12/15/2025	1,525	1,381
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.75% 12/15/2046	4,950	3,251
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 6.00% 12/15/2050	4,200	2,768
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2019, 7.25% 12/15/2049[5]	8,424	7,743
City and County of Broomfield, Palisade Park North Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 5.50% 12/1/2051[5]	38,562	30,377
Town of Castle Rock, Castleview Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A-3, 5.00% 12/1/2050[5]	4,720	3,790
Town of Castle Rock, Lanterns Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A-3, 4.50% 12/1/2050[5]	2,830	2,055
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 12/1/2026	500	483
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	5,140	5,145
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2036	1,620	1,587
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	5,200	4,872
City of Colorado Springs, Banning Lewis Ranch Metropolitan Dist. No. 8, Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051[2,5]	3,000	2,342
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 4.00% 12/1/2029	10,810	10,000
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2039	1,500	1,396
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2043	4,500	4,045
City of Colorado Springs, Gold Hill Mesa Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2022-B, 7.00% 12/15/2039	3,847	3,743
City of Colorado Springs, Greenways Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A-3, 4.625% 12/1/2051[5]	2,116	1,495
City of Colorado Springs, Mountain Vista Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2050[2,5]	12,000	9,403
City of Colorado Springs, Peak Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-B, 7.625% 12/15/2051[2,5]	1,651	1,493
City of Colorado Springs, Vistas at West Mesa Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022, 6.75% 12/1/2051[2,5]	1,381	1,355
Commerce City, Buffalo Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2018-B, 7.375% 12/15/2047[5]	2,701	2,601
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2041	520	476
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051	570	495
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	11,750	8,656
City and County of Denver, 9th Avenue Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.00% 12/1/2048	2,474	2,226
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 4.125% 11/15/2053	2,750	2,632
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040[2]	1,325	1,270
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049[2]	1,550	1,433
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City and County of Denver, Broadway Station Metropolitan Dist. No. 3, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Convertible Capital Appreciation Bonds, Series 2019-B, 0% 12/1/2049 (7.50% on 12/1/2027)[1]	USD 20,665	$12,630
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax G.O. Bonds, Series 2022, 7.50% 12/15/2051[5]	16,508	15,188
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 12/1/2046	15,475	15,165
City and County of Denver, Denver Gateway Meadows Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]	9,580	8,462
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 10/1/2032	16,445	16,463
City and County of Denver, Loretto Heights Community Auth., Special Rev. Bonds, Series 2021, 4.875% 12/1/2051[5]	6,000	4,663
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2026	1,700	1,778
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2027	2,500	2,612
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2033	1,000	1,034
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 12/1/2024	2,000	2,002
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039[2]	6,360	6,426
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039[2]	3,320	3,350
County of Douglas, Canyons Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.50% 12/1/2051[5]	16,000	13,666
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.00% 12/1/2041	515	472
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.00% 12/1/2051	835	724
County of Douglas, Cielo Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-3, 5.25% 12/1/2050[5]	2,500	2,038
County of Douglas, Hilltop Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-A, AMT, 6.25% 12/1/2050	1,655	1,500
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.573% 9/1/2039 (put 9/1/2024)[3]	1,020	1,013
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2006-B, National insured, 0% 9/1/2037	5,065	2,550
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2010, 0% 9/1/2040	3,610	1,698
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041	85	74
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051	300	244
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	495	386
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Vega Collegiate Academy Project), Series 2021-A, 5.00% 2/1/2034[2]	300	293
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Vega Collegiate Academy Project), Series 2021-A, 5.00% 2/1/2051[2]	900	781
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Vega Collegiate Academy Project), Series 2021-A, 5.00% 2/1/2061[2]	1,435	1,221
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (University of Denver), Series 2007, National insured, 5.25% 3/1/2025	880	904
County of El Paso, Flying Horse Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds, Series 2019, 6.00% 12/1/2049[2,5]	4,965	4,731
County of El Paso, Glen Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 4.25% 12/1/2051	2,870	2,108
County of El Paso, Wagons West Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2049	1,185	1,011
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 4.50% 12/1/2031	530	485
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 5.00% 12/1/2041	1,250	1,145
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 5.00% 12/1/2051[5]	USD 3,280	$2,846
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-B-3, 8.00% 12/15/2051[5]	2,916	2,709
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2041[2]	1,700	1,537
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2051[2]	3,000	2,514
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2019-A, 6.25% 12/1/2049	5,700	5,211
Town of Elizabeth, Highway 86 Metropolitan Dist., Limited Tax G.O. Cash Flow Bonds, Series 2021-A-3, 5.125% 12/1/2051[5]	1,015	836
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 6.95% 12/15/2054[5]	3,100	2,859
Town of Erie, Four Corners Business Improvement Dist., Limited Tax Rev. Bond, Series 2022, 6.00% 12/1/2052	4,000	3,677
Town of Erie, Jay Grove Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.25% 12/1/2051[5]	2,450	1,827
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021-A-1, 5.00% 12/1/2040	1,000	926
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021-A-1, 5.00% 12/1/2050	1,500	1,307
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2021-A-2, 0% 12/1/2050 (5.20% on 12/1/2026)[1]	1,000	674
Town of Firestone, Cottonwood Hollow Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]	13,573	11,013
City of Fort Collins, Waters’ Edge Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]	4,445	3,702
City of Fort Lupton, Lupton Village Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.625% 12/1/2051[5]	10,130	7,557
City of Fort Lupton, Murata Farms Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022, 6.125% 12/1/2051[5]	4,205	3,794
Town of Frederick, Hidden Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-A-3, 4.625% 12/1/2045[2,5]	2,290	1,810
County of Grand, Roam Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]	21,875	19,124
City of Greeley, Lake Bluff Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2021, 5.25% 12/1/2051[5]	25,500	21,368
City of Greeley, Westgate Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.375% 12/1/2051[5]	12,538	10,608
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032[2]	605	613
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047[2]	5,505	5,554
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 8/1/2043	11,100	11,209
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)	3,520	3,849
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051	7,375	5,564
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2050	4,000	3,379
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 4.00% 8/1/2049	7,000	6,349
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 8/1/2049 (put 8/1/2026)	1,000	1,039
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	750	615
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048	2,480	2,474
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042[6]	2,500	1,250
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 6/1/2047[6]	5,500	2,750
Health Facs. Auth., Rev. Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 5/15/2027	1,055	1,056
Health Facs. Auth., Rev. Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 5/15/2039	2,045	2,046
Health Facs. Auth., Rev. Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 5/15/2048	3,890	3,892
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2038	1,700	1,313
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 1/1/2038	USD 6,555	$5,735
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2021, 4.00% 1/1/2042	2,065	1,504
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 5/15/2027	480	484
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2031	2,395	2,421
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2032	1,050	1,059
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2037	2,300	2,286
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2047	1,500	1,396
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2037	8,900	7,872
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2029	750	761
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2035	210	212
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2041	1,420	1,143
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2048	4,710	3,492
City and County of Jefferson, Dinosaur Ridge Metropolitan Dist., Special Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 6/1/2049	6,535	5,950
County of Jefferson, Hogback Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2041	725	664
County of Jefferson, Hogback Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2051	2,550	2,213
County of Jefferson, RRC Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.25% 12/1/2051[5]	20,000	16,849
County of Jefferson, Three Hills Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.625% 12/1/2051[5]	12,205	10,539
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2041	2,250	2,150
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051	1,770	1,556
Town of Johnstown, Granary Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2022, 6.75% 12/1/2051[5]	18,768	17,601
Town of Johnstown, Johnstown Farms East Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[2,5]	1,500	1,259
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	1,400	1,329
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049	7,685	6,799
County of La Plata, Three Sprints Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. Bonds, Series 2020-B, 7.125% 12/15/2050[5]	2,685	2,420
County of Larimer, East Fossil Creek Ranch Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A, 6.00% 12/1/2048[5]	4,750	4,282
City of Littleton, Littleton Village Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2018-B, 7.625% 12/15/2028[5]	2,420	2,391
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	1,600	1,350
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2041	7,500	5,841
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	29,725	20,896
City of Loveland, Cascade Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]	3,000	2,506
City of Loveland, Eagle Brook Meadows Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]	1,600	1,378
Town of Mead, Liberty Ranch Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021-A, 5.25% 12/1/2051[5]	6,590	5,552
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Town of Parker, Cherry Creek South Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]	USD 36,049	$29,323
Town of Parker, Cottonwood Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2019-A, 5.00% 12/1/2049	2,200	1,996
Town of Parker, Overlook Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021-B, 5.50% 12/15/2051[5]	1,033	882
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049	1,803	1,656
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 8.00% 12/15/2049[5]	614	577
Town of Parker, Westcreek Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.375% 12/1/2048	800	760
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.125% 11/15/2023	715	723
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028	2,000	2,162
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034	1,000	1,008
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2035	7,260	7,248
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2039	3,512	3,366
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049	2,985	2,717
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-B, 8.50% 12/15/2049[5]	1,825	1,710
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.50% 12/1/2036	4,543	4,567
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046	2,585	2,592
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 6.50% 12/15/2048[5]	3,500	2,348
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019-B, 8.00% 12/15/2049[5]	6,954	6,470
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 12/1/2029	1,870	1,744
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2038	14,205	13,290
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2049	12,595	11,395
County of Weld, Tri-Pointe Residential Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 4.50% 12/1/2051	24,140	17,855
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2022-A-3-1, 5.00% 12/1/2042	3,600	3,182
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2022-A-3-1, 5.00% 12/1/2051	11,000	8,921
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2022-A-3-2, 0% 12/1/2051 (4.625% on 12/1/2027)[1]	5,130	3,035
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Special Rev. Bonds, Series 2022, 4.625% 12/1/2028[5]	19,500	18,000
City of Wheat Ridge, Longs Peak Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.25% 12/1/2051[2,5]	27,410	23,301
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	2,750	2,368
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 8.00% 12/15/2049[5]	1,000	925
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2039	1,635	1,548
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2049	2,510	2,228
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2046[2,5]	USD 4,750	$4,189
Town of Windsor, Prarie Song Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]	9,237	8,159
Town of Windsor, Ptarmigan West Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 4.125% 12/1/2051	4,000	2,833
		1,079,131
Connecticut 0.74%
Airport Auth., Customer Fac. Charge Rev. Bonds (Ground Transportation Center Project), Series 2019-A, AMT, 4.00% 7/1/2049	2,090	1,758
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2036[2]	610	534
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2041[2]	685	562
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2051[2]	2,865	2,169
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2039[2]	1,000	977
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2044[2]	1,000	961
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford, Inc. Project), Series 2016-A, 5.00% 9/1/2053[2]	1,640	1,325
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2045[2]	1,455	1,311
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2055[2]	1,625	1,394
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052	3,000	3,158
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2039	1,525	1,475
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040	515	493
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2042	330	310
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2041	610	505
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2051	1,250	949
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026	280	293
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	150	159
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	205	221
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029	550	599
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 11/15/2031 (preref. 11/15/2025)	585	597
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 11/15/2032 (preref. 11/15/2025)	580	593
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 11/15/2033 (preref. 11/15/2025)	290	297
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2035	855	850
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-B, AMT, 3.25% 11/15/2036	1,640	1,472
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2036	270	263
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 2.25% 11/15/2037	2,500	2,002
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.125% 11/15/2037	1,000	974
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	770	764
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 8/1/2026[2]	3,455	3,471
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Bonds, notes & other debt instruments (continued) Connecticut (continued)	Principal amount (000)	Value (000)
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030[2]	USD 5,500	$5,684
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2020-B, 6.50% 8/1/2035[2]	14,090	14,704
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045[2]	9,143	9,154
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 2/1/2045[2]	2,385	2,388
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030[2]	2,830	2,875
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039[2]	14,305	14,307
		79,548
Delaware 0.08%
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 6/1/2046	300	274
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 6/1/2051	1,350	1,206
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 10/1/2040 (put 10/1/2025)	4,495	4,101
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 6/1/2050	2,235	2,274
University of Delaware, Rev. Bonds, Series 2013-A, 5.00% 11/1/2043 (preref. 5/1/2023)	265	265
		8,120
District of Columbia 0.48%
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2010-B, 6.50% 10/1/2044[1]	5,000	5,687
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 10/1/2037	10,255	5,438
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 10/1/2037	10,000	5,200
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2053	8,000	7,390
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2039	1,000	1,020
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2036	1,295	1,322
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	1,545	1,558
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2046	1,850	1,858
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 6/1/2041[2]	1,250	1,152
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 6/1/2061[2]	3,600	3,044
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048	4,220	4,246
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2006-A, 0% 6/15/2046	60,820	14,048
		51,963
Florida 3.95%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2040	2,020	1,608
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040	1,025	816
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2046	1,605	1,186
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2046	USD 1,750	$1,293
County of Alachua, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, (3-month USD-LIBOR x 0.67 + 0.87%) 4.194% 12/1/2037[3]	2,095	1,976
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 12/1/2049	2,500	2,247
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.10% 5/1/2025	170	166
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.375% 5/1/2030	335	306
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.875% 5/1/2040	900	754
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 4.10% 5/1/2050	1,000	801
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	365	323
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048	5,000	4,264
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053	3,200	2,677
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 11/15/2037	3,230	3,027
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 4/1/2032	2,470	2,499
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 4/1/2039	750	759
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 10/1/2044	2,375	2,263
County of Broward, Airport System Rev. Ref. Bonds, Series 2013-A, AMT, 5.25% 10/1/2043 (preref. 10/1/2023)	2,000	2,014
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2029	1,000	1,048
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2030	1,000	1,052
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2033	1,500	1,560
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2035	500	512
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2041[2]	710	581
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2051[2]	1,710	1,272
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2056[2]	1,445	1,036
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 4.00% 12/15/2024	110	109
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 12/15/2029	405	415
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 12/15/2039	1,770	1,783
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2038[2]	1,105	1,073
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2048[2]	2,595	2,383
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2039[2]	1,285	1,229
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2054[2]	2,150	1,929
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2041[2]	235	213
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2056[2]	USD 520	$437
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049[2]	1,755	1,618
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054[2]	4,385	3,977
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027[2]	1,710	1,676
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 6/15/2037[2]	5,225	5,176
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 6/15/2047[2]	9,900	9,406
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 4.00% 10/15/2029[2]	445	425
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2037[2]	1,370	1,326
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2039[2]	1,125	1,076
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2047[2]	3,070	2,796
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2049[2]	2,735	2,472
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2052[2]	1,790	1,598
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2054[2]	1,340	1,189
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056[2]	20,695	18,866
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 7/1/2061[2]	145,480	9,568
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]	5,550	4,199
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 1/1/2061[2]	6,300	318
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031[2]	5,500	5,173
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2039	1,000	1,060
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 3 Master Improvements Project), Series 2019, 2.25% 5/1/2026	1,005	942
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048	5,000	5,062
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052	2,270	1,975
Dev. Fin. Corp., Education Rev. Bonds (IPS Florida, LLC - Idea Florida, Inc. Jacksonville IV Project), Series 2022, 5.25% 6/15/2029[2]	2,200	2,186
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.125% 10/1/2052[2]	4,120	3,834
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.25% 10/1/2056[2]	1,900	1,770
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2041[2]	1,245	1,084
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2051[2]	2,035	1,675
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2056[2]	1,800	1,443
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2047	2,000	1,990
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050	1,120	1,104
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2052	625	511
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	USD 1,000	$981
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2055	1,000	799
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 4.00% 9/15/2030[2]	470	431
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040[2]	1,050	934
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2050[2]	2,805	2,316
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2/1/2033 (preref. 8/1/2023)	5,770	5,808
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2035	2,365	2,447
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2036	3,300	3,380
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2037	3,500	3,539
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2038	5,115	5,131
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2039	2,535	2,527
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2040	2,700	2,664
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	8,395	6,488
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2052	550	503
Dev. Fin. Corp., Rev. Green Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2022-A, AMT, 7.25% 7/1/2057 (put 10/3/2023)[2]	14,000	14,179
Dev. Fin. Corp., Senior Living Rev. and Rev. Ref. Bonds (The Glenridge on Palmer Ranch Project), Series 2021, 5.00% 6/1/2051[2]	1,000	792
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2050[2]	2,000	1,688
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2055[2]	2,000	1,658
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.25% 8/1/2029	7,500	7,113
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	31,420	24,313
Dev. Fin. Corp., Surface Transportation Fac. Rev. Bonds (Virgin Trains USA Passenger Rail Project), Series 2019-A, AMT, 6.50% 1/1/2049 (put 1/1/2029)[1,2]	3,000	2,831
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2028	1,170	1,233
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2030	2,750	2,900
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 5.00% 10/1/2035	750	784
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2045	1,000	938
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2055	3,600	3,233
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2052	1,850	1,587
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2057	6,365	5,336
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2044	205	193
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2023	150	150
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2023	185	185
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2025	175	170
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2025	190	185
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2031	400	352
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2031	185	163
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2036	USD 480	$381
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2036	600	476
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	465	465
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	1,960	1,845
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 5/1/2037	1,000	1,010
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 5/1/2047	1,100	1,111
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2037	1,735	1,730
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 5/1/2024	865	865
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030	1,225	1,286
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2008, AMT, 0.40% 8/1/2023	3,000	2,967
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026	590	562
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.75% 5/1/2031	1,550	1,436
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	3,055	2,570
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053	5,805	4,588
City of Miami Beach, Health Facs. Auth., Hospital Rev. Bonds (Mount Sinai Medical Center of Florida), Series 2021-B, 3.00% 11/15/2051	11,935	8,373
City of North Port, West Villages Improvement Dist. No. 2, Special Assessment Bonds, Series 2019-A-1, 5.75% 5/1/2036	2,385	2,386
City of North Port, West Villages Improvement Dist. No. 2, Special Assessment Bonds, Series 2019-A-2, 5.75% 5/1/2036	2,295	1,331
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2035	1,000	1,017
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2040	1,000	1,009
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 10/1/2040	1,935	1,946
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2036	2,500	2,581
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2041	4,880	5,038
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045	4,300	4,199
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2047	6,280	6,484
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2033	1,240	1,322
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	4,525	3,864
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047	6,670	5,436
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	4,935	4,992
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 5/15/2036	1,015	851
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041	USD 250	$209
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042	650	620
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 5/15/2047	875	654
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-B, 5.00% 5/15/2053	3,375	2,451
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), Series 2020, 5.00% 6/1/2055	3,650	3,119
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 5/1/2037	2,435	2,436
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 5/1/2036	2,105	2,106
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.75% 9/1/2054	650	723
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 4.00% 6/1/2046[2]	1,690	1,302
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 5.00% 6/1/2056[2]	2,600	2,254
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2029	2,540	2,601
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2039	3,070	3,075
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2039	400	371
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040	140	112
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-B-1, 2.00% 1/1/2029	1,000	839
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2036	870	743
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2039	2,250	2,127
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2041	1,215	958
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	2,505	2,296
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	680	495
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2056	4,785	3,380
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2036	2,000	2,028
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 5/1/2014[6]	10,260	2
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2011, 0% 5/1/2039[7]	19,960	2,423
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013[6]	3,490	2,513
City of St. Cloud, Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 5/1/2013[6]	3,584	1,039
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055	3,315	2,626
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2036	1,000	835
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2041	750	580
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2046	4,665	3,405
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	2,010	1,414
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032	2,380	2,354
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045	USD 210	$206
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2037	2,150	1,970
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2042	4,150	3,666
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2047	3,645	3,110
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2052	6,695	5,593
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048	1,075	965
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2026	150	149
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2027	180	178
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2030	120	116
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047	3,350	3,424
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 3/1/2024[2]	1,000	1,012
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 3/1/2030[2]	6,000	6,082
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	1,350	1,357
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045	3,945	4,024
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050	1,810	1,698
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2037	1,000	924
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2047	4,205	3,629
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2052	3,010	2,546
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.00% 5/1/2041	1,250	923
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	3,750	2,563
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031	3,925	3,632
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037	1,980	1,825
		422,840
Georgia 1.11%
City of Atlanta, Dev. Auth., Health Care Facs. Rev. Bonds, Capital Appreciation Bonds, Series 2017-B-2, 0% 1/1/2044	1,631	28
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A-1, 7.00% 1/1/2040[6]	6,000	2,215
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031[2]	1,000	888
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042[2]	4,245	3,582
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051[2]	4,185	3,418
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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052	USD 7,975	$5,325
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 1/1/2040 (put 2/3/2025)	2,510	2,378
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045	5,000	4,579
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2033	1,000	1,091
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2026	1,290	1,256
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2031	1,265	1,138
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2036	970	814
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2041	935	738
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2046	1,060	790
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 3.625% 1/1/2031[2]	1,970	1,729
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2036[2]	2,315	2,137
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2054[2]	15,390	12,336
County of Houston, Hospital Auth., Rev. Bonds (Houston Hospital, Inc.), Series 2016-B, 5.00% 10/1/2031 (preref. 4/1/2024)[1]	3,900	3,944
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 6/15/2037[2]	1,200	1,218
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 6/15/2047[2]	2,180	2,189
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 6/15/2052[2]	3,060	3,079
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2023	1,020	1,024
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2026	1,000	1,042
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043	860	864
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-C, 4.00% 8/1/2048 (put 12/1/2023)	4,000	4,006
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-A, 5.00% 6/1/2053 (put 6/1/2030)	600	633
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	16,645	17,794
City of Marietta, Dev. Auth., Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 11/1/2037[2]	4,000	3,844
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2039 (put 2/3/2025)	1,000	947
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060	8,600	8,722
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046	330	288
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 1/1/2048	3,000	3,019
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2056	505	503
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2063	1,200	1,194
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2034	2,300	2,504
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049	2,700	2,545
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2029 (preref. 4/1/2024)	1,000	1,017
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2044 (preref. 4/1/2024)	2,000	2,034
Road and Tollway Auth., Toll Rev. Capital Appreciation Bonds (I-75 S Expressway Lanes Project), Series 2014-A, 0% 6/1/2024 (escrowed to maturity)[2]	1,105	1,053
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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
Road and Tollway Auth., Toll Rev. Capital Appreciation Bonds (I-75 S Expressway Lanes Project), Series 2014-A, 0% 6/1/2034 (preref. 6/1/2024)[2]	USD 3,495	$1,824
Road and Tollway Auth., Toll Rev. Convertible Capital Appreciation Bonds (I-75 S Expressway Lanes Project), Series 2014-B, 0% 6/1/2049 (7.00% on 6/1/2024) (preref. 6/1/2024)[1,2]	6,755	6,848
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038[2]	2,500	2,318
		118,895
Guam 0.54%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 10/1/2034	905	915
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 10/1/2034 (preref. 10/1/2023)	595	601
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2035	265	271
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2040	525	526
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2043	1,250	1,252
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 10/1/2043	3,825	3,868
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2031	3,250	3,319
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2032	3,000	3,059
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	8,430	8,219
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	16,345	14,722
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 4.25% 2/1/2030	1,000	1,006
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 5.00% 2/1/2040	4,340	4,377
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2028	455	484
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2029	750	806
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	3,000	3,165
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	3,500	3,560
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,500	1,478
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2024	725	733
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2031	585	628
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2033	465	499
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2035	400	426
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2034	1,000	1,093
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 7/1/2043 (preref. 7/1/2023)	2,390	2,398
		57,405
Hawaii 0.23%
Airports System Rev. Bonds, Series 2022-A, AMT, 5.00% 7/1/2051	2,445	2,552
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	16,775	16,117
County of Hawaii, Community Facs. Dist. No. 1-2021 (Kaloko Heights Project), Special Tax Rev. Bonds., Series 2023, 7.25% 5/15/2052[2]	6,525	6,470
		25,139
Idaho 0.17%
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034	2,420	2,445
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044	7,015	6,969
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047	1,500	1,536
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 4.50% 7/1/2030[2]	540	535
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2040[2]	1,665	1,627
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Bonds, notes & other debt instruments (continued) Idaho (continued)	Principal amount (000)	Value (000)
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 7/1/2049[2]	USD 1,955	$2,036
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2054[2]	3,000	2,786
		17,934
Illinois 9.01%
City of Belleville, Tax Increment and Sales Tax Rev. Ref. Bonds (Carlyle/Green Mount Redev. Project), Series 2021-B, 3.25% 7/1/2029	1,150	1,126
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 3/1/2033	1,645	1,585
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 3/1/2041	4,230	3,921
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 4/1/2034	1,535	1,611
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2023, 5.75% 4/1/2048	2,500	2,758
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026	2,500	2,621
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032	4,575	4,801
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033	500	523
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035	4,000	4,147
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	1,480	1,521
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	5,675	5,785
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	2,500	2,537
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	6,570	6,607
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	4,250	4,295
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	2,525	2,541
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	8,665	8,594
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046	7,910	8,314
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[2]	27,470	29,793
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2023	5,500	5,533
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2024	2,000	2,030
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 12/1/2024	1,000	1,015
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2025	4,000	4,110
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2025	2,750	2,826
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028	2,250	2,434
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029	1,000	1,046
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 12/1/2030[2]	USD 3,500	$3,912
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2034	4,000	4,114
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035	5,000	4,717
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035	2,240	2,113
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2035	3,105	3,174
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	8,000	8,124
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	5,500	5,016
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042	4,125	3,711
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042[2]	28,185	30,690
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2043	13,000	11,503
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	13,780	13,666
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	7,000	6,032
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2025	500	452
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2028	6,540	5,289
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 1/1/2031	3,500	3,519
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 1/1/2032	5,000	5,027
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 1/1/2041	10,000	10,005
City of Chicago, G.O. Bonds, Series 2021-A, 5.00% 1/1/2033	95	103
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2037[2]	258	244
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[2]	6,641	6,183
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[2]	2,074	1,931
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2044[2]	4,445	3,908
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2049[2]	5,557	4,717
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 4.00% 1/1/2035	2,535	2,510
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.25% 1/1/2038	1,250	1,344
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2039	4,315	4,708
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2040	1,250	1,355
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2041	1,000	1,063
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2043	1,250	1,322
City of Chicago, G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2027	2,250	1,941
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 1/1/2031	7,405	7,902
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2031	2,420	1,758
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 1/1/2027	1,500	1,543
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	9,600	10,064
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 1/1/2038	1,000	1,001
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 1/1/2043	4,250	4,256
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2022-A, AMT, 4.50% 1/1/2048	3,700	3,696
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 1/1/2024	2,000	2,022
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 1/1/2034	3,000	3,054
American High-Income Municipal Bond Fund — Page 33 of 98

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 7/1/2048	USD 6,250	$6,208
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 1/1/2032 (preref. 1/1/2025)	145	150
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	11,405	11,362
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	24,300	25,623
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2024	2,190	2,059
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2025	215	195
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2025	4,630	4,197
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2029	5,165	4,002
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2029	6,920	5,362
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	8,955	6,331
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2031	7,345	5,193
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2017, 5.00% 6/1/2023	2,965	2,968
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2050	1,000	930
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 12/1/2051	15,000	15,283
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055	3,000	2,731
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057	7,620	7,758
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 1/1/2024	1,000	1,009
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2017-A, 5.00% 1/1/2037	3,000	3,075
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 1/1/2042	6,000	6,001
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2026	560	509
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2023	2,575	2,592
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2027	750	789
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028	1,000	1,043
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029	1,000	1,051
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	700	736
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2031	1,000	1,040
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 11/1/2033	6,200	6,325
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2029	1,605	1,639
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2035	2,290	2,444
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2038	4,000	4,179
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 11/1/2042	3,000	2,926
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2044	500	503
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 7/1/2033	5,300	6,543
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 6/1/2034	2,000	2,461
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 6/1/2025	1,995	2,061
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.25% 12/1/2043	3,000	3,005
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 12/1/2047	6,100	6,352
American High-Income Municipal Bond Fund — Page 34 of 98

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 11/15/2031	USD 1,250	$1,328
County of DuPage, Special Service Area No. 31 (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 3/1/2036	3,670	3,630
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037	2,030	2,067
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2047	3,180	3,169
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033	225	198
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041	1,000	1,033
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)	3,750	4,053
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 5/15/2043	10,750	10,455
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 5/15/2043 (preref. 5/15/2023)	430	430
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.25% 5/15/2047	9,065	8,800
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2/15/2045[6]	6,775	3,049
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2034	3,600	3,745
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2035	1,520	1,529
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040	13,000	13,256
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	15,665	15,835
Fin. Auth., Rev. Bonds (Northshore University Healthsystem), Series 2020-A, 3.25% 8/15/2049	3,755	2,926
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 11/15/2037	1,220	1,213
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2025	1,135	1,160
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2026	1,030	1,058
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2026	1,000	1,032
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028	2,240	2,313
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	1,500	1,543
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031	1,645	1,690
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035	1,385	1,336
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050	2,290	1,878
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2/15/2034	250	254
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2034	1,265	1,356
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2036	1,250	1,328
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041	2,150	2,126
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	80	84
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	5	5
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 7/1/2043	2,300	2,310
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2046	900	900
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2049	1,250	1,247
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2032	1,100	1,137
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2038	1,500	1,527
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 8/15/2032 (preref. 8/15/2026)	2,000	2,116
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 8/15/2033 (preref. 8/15/2026)	2,000	2,116
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 8/15/2037 (preref. 8/15/2026)	1,800	1,905
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048	6,500	4,916
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034	1,000	1,063
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2026	1,065	1,077
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2028	1,000	1,022
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2030	1,900	1,943
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2032	1,050	996
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2033	3,000	3,066
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2038	315	274
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038	11,080	11,040
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2031	1,875	1,722
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2036	1,000	852
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2047	1,100	1,068
American High-Income Municipal Bond Fund — Page 35 of 98

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2052	USD 1,080	$1,028
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 9/1/2036	1,000	955
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 9/1/2040	1,500	1,376
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039	830	841
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040	5,000	4,290
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	2,575	2,643
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 4.125% 5/15/2047	2,000	1,875
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2035	3,950	4,048
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 8/15/2037	8,710	8,402
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2044	6,400	6,412
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	2,365	2,263
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2023	775	774
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2024	815	808
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2025	730	719
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2030	3,965	3,772
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2035	3,800	3,457
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2047	13,500	11,099
G.O. Bonds, Series 2013, 5.00% 7/1/2023	740	742
G.O. Bonds, Series 2017-A, 5.00% 12/1/2023	2,500	2,520
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2024	5,000	5,105
G.O. Bonds, Series 2016, 5.00% 11/1/2027	3,065	3,235
G.O. Bonds, Series 2021-B, 4.00% 1/1/2029[2]	9,558	9,630
G.O. Bonds, Series 2021-B, 4.00% 1/1/2030[2]	7,710	7,729
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 1/1/2030	2,000	2,080
G.O. Bonds, Series 2022-A, 5.00% 3/1/2030	3,000	3,317
G.O. Bonds, Series 2013, 5.50% 7/1/2033	3,715	3,730
G.O. Bonds, Series 2016, 5.00% 11/1/2033	1,000	1,043
G.O. Bonds, Series 2021-B, 4.00% 1/1/2034[2]	1,609	1,594
G.O. Bonds, Series 2019-B, 4.00% 11/1/2034	1,190	1,204
G.O. Bonds, Series 2021-B, 4.00% 1/1/2035[2]	1,664	1,641
G.O. Bonds, Series 2021-B, 4.00% 1/1/2035[2]	1,511	1,490
G.O. Bonds, Series 2016, 4.00% 6/1/2035	3,735	3,750
G.O. Bonds, Series 2020-B, 4.00% 10/1/2035	1,000	1,008
G.O. Bonds, Series 2016, 4.00% 6/1/2036	2,545	2,546
G.O. Bonds, Series 2023-B, 5.00% 5/1/2037	2,500	2,714
G.O. Bonds, Series 2013, 5.50% 7/1/2038	1,000	1,004
G.O. Bonds, Series 2014, 5.00% 2/1/2039	5,475	5,500
G.O. Bonds, Series 2014, 5.00% 5/1/2039	1,000	1,006
G.O. Bonds, Series 2021-A, 4.00% 3/1/2040	4,010	3,876
G.O. Bonds, Series 2019-C, 4.00% 11/1/2040	500	481
G.O. Bonds, Series 2021-B, 3.00% 12/1/2040	7,140	5,917
G.O. Bonds, Series 2021-A, 4.00% 3/1/2041	2,750	2,641
G.O. Bonds, Series 2021-B, 3.00% 12/1/2041	5,000	4,091
G.O. Bonds, Series 2022-A, 5.50% 3/1/2042	2,650	2,933
G.O. Bonds, Series 2019-C, 4.00% 11/1/2042	3,305	3,141
G.O. Bonds, Series 2019-C, 4.00% 11/1/2044	3,235	3,038
G.O. Bonds, Series 2020-C, 4.25% 10/1/2045	2,000	1,937
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2023	3,290	3,309
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 8/1/2025	USD 405	$406
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2026	1,000	1,042
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2/1/2030	60	62
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046	275	271
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	2,595	2,513
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051	840	814
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	6,615	6,404
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 4/1/2025	1,000	1,035
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2026	620	655
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2031	780	854
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2035	750	816
Village of Lincolnshire, Special Service Area No. 1 (Sedgebrook Project), Special Tax Bonds, Series 2004, 6.25% 3/1/2034	1,178	1,179
Village of Matteson, Tax Increment Limited Obligation Rev. Bonds, Series 2015, 6.50% 12/1/2035	1,205	1,241
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 1994, BAM insured, 0% 6/15/2028	3,185	2,672
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030	2,600	2,012
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030 (escrowed to maturity)	130	106
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2037	3,000	1,625
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2032	6,860	4,750
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2033	10,655	7,034
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2034	14,785	9,266
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2035	1,115	660
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2038	5,280	2,713
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2039	3,800	1,808
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 12/15/2051	30,490	7,128
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 12/15/2023	215	216
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	4,525	4,649
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-A, 5.00% 6/15/2053	2,000	2,008
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025	1,085	1,067
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2035	3,000	3,067
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040	3,000	3,041
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	7,555	6,933
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047	USD 2,560	$2,262
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050	17,690	15,386
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	8,600	8,696
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	11,570	9,957
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057	6,500	6,543
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 6/15/2025	2,535	2,347
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2027	3,650	3,170
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2031	2,700	1,958
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2037	1,390	734
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2037	2,340	1,202
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2039	1,595	754
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2039	1,750	809
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2040	1,650	735
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2040	2,850	1,240
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2041	1,900	780
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2043	3,800	1,513
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2044	15,445	5,827
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 12/15/2054	34,500	6,847
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, BAM insured, 0% 12/15/2054	11,785	2,566
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	28,200	5,307
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 12/15/2056	10,000	1,780
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2035	1,075	1,088
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2036	2,175	2,180
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2037	1,650	1,634
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2038	1,850	1,791
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2039	2,520	2,394
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2039	405	384
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2040	USD 1,975	$1,852
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2041	2,350	2,193
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2041	385	359
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 4.00% 1/1/2038	2,000	1,988
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2025	230	212
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2029	1,325	1,042
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2/15/2028	550	590
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 11/1/2048 (preref. 11/1/2023)	3,000	3,060
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2028	1,000	1,030
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2029	2,000	2,063
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2030	2,250	2,402
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2030	6,000	6,108
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2031	2,550	2,593
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2032	1,000	1,016
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 6/15/2025	600	549
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 6/15/2026	965	848
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2040	3,000	3,102
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044	1,500	1,611
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 4/1/2024	480	488
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2034	2,160	2,156
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047	1,210	1,202
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 3/1/2027	1,128	1,131
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 3/1/2034	4,987	5,154
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 3/1/2036	1,241	1,260
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 3/1/2032	4,320	4,510
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 3/1/2036	7,509	7,617
		965,355
Indiana 1.34%
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2041	850	756
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2051	625	525
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2056	550	450
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2021-A, 1.40% 8/1/2029	2,000	1,766
Fin. Auth., Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020-A, AMT, 6.75% 5/1/2039	10,550	11,854
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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	USD 7,200	$7,095
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 4/1/2041	2,000	2,049
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 5/1/2042 (preref. 5/1/2023)	270	270
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043	2,000	1,840
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050	15,000	14,203
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2026	2,000	2,036
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2028	2,500	2,543
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2029	1,000	1,015
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	9,005	8,194
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	12,240	12,260
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	7,820	6,869
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	3,000	2,730
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 7/1/2044 (preref. 7/1/2023)	225	226
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2033	2,410	2,364
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2038	2,395	2,288
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043	4,325	4,021
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046	7,350	6,951
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2048	4,500	4,051
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 5.75% 11/15/2028	255	257
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 6.50% 11/15/2033	215	218
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2043	4,955	3,708
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 11/15/2043	3,710	3,766
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2051	3,250	2,233
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	9,700	7,808
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2037	9,605	7,710
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2/1/2034	1,000	1,012
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2/1/2039	2,500	2,513
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 7/1/2038	295	292
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	870	844
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030	375	405
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031	375	407
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 4.50% 6/1/2039	2,065	2,086
City of Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper (IN), LLC Project), Series 2013, AMT, 7.00% 1/1/2044	3,080	3,141
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051	14,915	10,788
		143,544
Iowa 1.12%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 4.00% 12/1/2050 (put 12/1/2032)	500	493
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	36,215	36,378
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050	18,040	17,932
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 4.125% 5/15/2038	1,250	931
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 5/15/2041	3,385	2,665
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 5/15/2043	8,350	6,453
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 5/15/2047	9,605	7,180
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Bonds, notes & other debt instruments (continued) Iowa (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 5/15/2048	USD 6,445	$4,787
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2021-A, 4.00% 5/15/2053	3,500	2,122
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-1, 5.00% 5/15/2055	4,865	3,500
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028	360	358
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2033	1,000	972
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2038	1,125	1,041
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	1,530	1,484
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	2,230	2,297
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2039	720	681
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-C, AMT, 3.50% 12/1/2044	6,950	5,769
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2065	217,970	25,443
		120,486
Kansas 0.62%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2027	750	756
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2029	1,205	1,211
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2031	1,330	1,331
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2039	5,660	5,355
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 5/15/2043	4,050	3,741
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-B-1, 2.875% 6/1/2028	750	692
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2028	300	279
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2036	2,300	1,880
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2046	3,360	2,430
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-A, 4.00% 6/1/2052	6,210	4,278
City of Overland Park, Special Obligation Sales Tax Rev. Bonds (Bluhawk Star Bond Project), Series 2022-A, 6.00% 11/15/2034[2]	2,420	2,498
City of Prairie Village, Special Obligation Tax Increment Rev. Ref. Bonds (Meadowbrook TIF Project), Series 2021, 2.875% 4/1/2030	625	557
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 12/1/2028	290	271
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034	2,125	2,010
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035[2]	25,875	25,101
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.75% 9/1/2039[2]	14,500	14,051
		66,441
Kentucky 0.91%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2028	1,260	1,308
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2030	1,815	1,885
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2032	500	502
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2036	2,775	2,718
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 5.00% 2/1/2032	910	973
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2034	980	984
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2036	380	372
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Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2037	USD 750	$716
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, Assured Guaranty Municipal insured, 3.00% 2/1/2040	6,185	5,049
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032	4,000	3,319
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2026	4,500	3,983
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2027	3,485	2,983
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 11/15/2035	600	552
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2045	6,515	5,566
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2050	2,650	2,212
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2034	2,720	2,889
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041	4,250	4,402
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2046	2,500	2,570
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 12/1/2045	6,000	6,178
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.45% 1/1/2042[2]	4,000	3,763
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.70% 1/1/2052[2]	17,585	16,306
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.70% 1/1/2052[2]	4,250	3,941
Kentucky State University, Certs. of Part. (Kentucky State University Project), Series 2021, BAM insured, 4.00% 11/1/2041	750	738
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029	2,550	2,693
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043	500	394
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2052	7,065	7,169
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2028	500	527
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2035	1,500	1,568
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 4/1/2048 (put 4/1/2024)	6,600	6,606
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2049[2]	840	759
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2053[2]	3,855	3,402
		97,027
Louisiana 1.27%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2035	1,785	1,814
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2040	5,000	5,035
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2029	1,000	990
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2034	1,250	1,212
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2039	4,800	4,332
American High-Income Municipal Bond Fund — Page 42 of 98

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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-B, 7.00% 9/15/2044[2]	USD 3,820	$3,497
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 9/15/2044[2]	12,550	11,488
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Road Projects), Series 2015-A, 7.00% 9/15/2044[2]	3,950	3,616
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	26,745	22,143
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2039	1,000	1,041
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032	7,130	6,594
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2042	2,000	2,055
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052	800	810
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 7/1/2059	10,750	10,926
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051	9,460	9,552
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056	1,000	1,007
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2041[2]	1,335	1,105
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2041[2]	885	732
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2051[2]	1,745	1,328
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/4/2051[2]	2,635	2,005
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2056[2]	2,205	1,629
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2056[2]	1,165	861
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032 (preref. 5/15/2026)	10	11
Public Facs. Auth., Rev. Bonds (Provident Group - HSC Properties, Inc. - LSU Health Foundations, New Orleans Project), Series 2006, 5.10% 1/1/2057[2]	12,500	11,160
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2033	1,620	1,704
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2033 (preref. 5/15/2026)	15	16
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2008, 6.10% 6/1/2038 (put 6/1/2030)[2]	4,160	4,489
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010, 6.35% 7/1/2040[2]	8,140	8,803
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-A, 6.35% 10/1/2040[2]	2,000	2,163
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2011, 5.85% 8/1/2041 (put 6/1/2025)[2]	4,500	4,617
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 6/1/2037 (put 7/1/2024)	4,700	4,595
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 6/1/2037 (put 7/1/2026)	4,800	4,543
Parish of St. Tammany, Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.00% 11/15/2024	265	264
		136,137
Maine 0.05%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2005-R-3, AMT, 5.25% 1/1/2025[2]	2,000	2,014
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-2, AMT, 4.375% 8/1/2035 (put 8/1/2025)[2]	250	248
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2024	85	87
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2025	90	94
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2026	110	116
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Bonds, notes & other debt instruments (continued) Maine (continued)	Principal amount (000)	Value (000)
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2027	USD 120	$128
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2028	150	163
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2029	150	165
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2030	245	273
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2034	1,000	1,047
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2035	1,000	1,045
		5,380
Maryland 0.85%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050	4,000	3,433
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.50% 6/1/2033	400	394
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.875% 6/1/2042	875	845
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 5.00% 6/1/2051	1,600	1,537
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.00% 9/1/2027	475	469
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 9/1/2033	3,900	3,841
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 9/1/2038	1,725	1,738
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 3.00% 7/1/2024	470	465
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 4.00% 7/1/2029	950	929
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 5.00% 7/1/2036	2,850	2,886
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044	85	84
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051	2,080	2,019
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2044	500	515
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2049	1,250	1,279
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2029	1,850	1,976
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2032	1,000	1,066
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 7/1/2036	3,560	3,359
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044	6,850	6,281
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2040	500	466
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2050	1,500	1,290
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2020, 4.25% 7/1/2050	3,050	2,704
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2022-A, 5.75% 7/1/2053	2,580	2,756
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2023	350	351
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033	1,000	1,000
County of Frederick, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2020-C, 4.00% 7/1/2050[2]	1,250	1,093
County of Frederick, Tax Increment and Special Tax Obligation Rev. Ref. Bonds (Jefferson Technology Park Project), Series 2020-B, 4.625% 7/1/2043[2]	2,300	2,242
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 4.50% 1/1/2042	18,500	15,592
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 5.125% 1/1/2042	2,500	2,350
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048	3,500	3,503
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2045	900	830
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2050	1,000	901
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 2/15/2028[2]	450	442
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 2/15/2034[2]	750	714
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 2/15/2039[2]	2,000	1,888
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 2/15/2047[2]	10,000	9,088
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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.00% 7/1/2031[2]	USD 750	$714
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.25% 7/1/2039[2]	2,150	1,949
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.375% 7/1/2048[2]	5,430	4,729
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046[2]	2,500	2,512
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035	744	745
		90,975
Massachusetts 0.43%
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 7/1/2044	1,500	1,517
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2028[2]	2,085	2,185
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2033[2]	4,000	4,196
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038[2]	4,250	4,357
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046[2]	6,825	6,939
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 4.46% 7/1/2049 (put 1/29/2026)[2,3]	845	835
Dev. Fin. Agcy., Rev. Bonds (Milford Regional Medical Center Issue), Series 2020-G, 5.00% 7/15/2046[2]	1,350	1,181
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2029	1,800	1,889
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2036	2,500	2,585
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 10/1/2047[2]	2,500	2,336
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.125% 1/1/2040	920	843
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.25% 1/1/2050	2,675	2,320
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 7/1/2033	4,330	4,156
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 7/1/2035	230	230
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2020-B, AMT, 2.625% 7/1/2036	105	100
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	1,415	1,204
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	3,025	2,830
Housing Fin. Agcy., Housing Bonds, Series 2019-B-1, 2.75% 12/1/2034	500	451
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-1, 2.80% 12/1/2046	1,000	730
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 6/1/2039	460	458
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043	625	620
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 1/1/2034	3,500	4,194
		46,156
Michigan 1.38%
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 4.068% 7/1/2032[3]	7,685	7,164
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2024	500	504
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2025	1,350	1,368
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2029	250	262
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2030	500	521
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2032	1,000	1,042
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2033	500	520
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2034	1,250	1,295
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2036	1,565	1,600
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2037	500	508
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2038	1,300	1,316
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2039	395	401
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2040	365	325
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2041	320	282
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2042	450	391
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2046	1,000	982
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2050	3,220	3,116
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2045	1,000	973
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040	4,000	3,921
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2037	USD 2,500	$2,588
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047	4,890	4,628
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2050	1,250	1,167
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-6, 5.00% 7/1/2033	2,000	2,030
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2032	500	516
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2035	1,500	1,541
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 11/1/2030	2,365	2,331
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 11/1/2031	1,000	984
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 7/1/2038	250	228
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 2013-B, 4.75% 7/1/2023	260	260
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 7/1/2023	545	546
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028	4,605	4,618
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	775	776
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. and Rev. Ref. Bonds (Beacon Hill at Eastgate Project), Series 2021, 5.00% 11/1/2055	10,240	7,914
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	5,980	5,645
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	10,335	9,131
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 11/1/2027	2,770	2,570
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2032	1,055	965
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2037	1,200	1,047
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2047	5,990	4,803
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2052	5,240	4,101
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046	5,000	5,155
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056	9,230	5,864
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 12/1/2034	1,190	1,156
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	435	430
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	1,775	1,720
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2035	850	964
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2036	600	673
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032	1,390	1,389
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 11/15/2037	8,625	8,322
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2022, 4.00% 11/15/2043	4,500	3,454
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2021, 4.00% 11/15/2045	1,875	1,405
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034	1,285	1,249
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	12,250	12,180
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2029	USD 1,000	$1,008
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2043	1,750	1,607
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	2,000	1,888
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	2,420	2,138
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 12/1/2028	12,000	12,009
		147,491
Minnesota 0.11%
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2051	500	383
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2061	870	632
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 11/1/2037	615	607
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	6,545	5,523
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047	831	765
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 7/1/2031	35	35
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	300	298
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 7/1/2029[2]	365	361
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 7/1/2033[2]	140	141
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 7/1/2052[2]	1,600	1,584
City of Woodbury, Charter School Lease Rev. Bonds (Woodbury Leadership Academy Project), Series 2021-A, 4.00% 7/1/2051	1,320	974
		11,303
Mississippi 0.23%
Business Fin. Corp., Exempt Facs. Rev. Green Bonds (Enviva, Inc. Project), Series 2022, AMT, 7.75% 7/15/2047 (put 7/15/2032)	2,430	2,454
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044	3,200	2,033
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2/1/2036 (put 8/2/2027)[2]	11,000	10,493
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2036[2]	2,100	1,919
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2041[2]	1,000	850
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 6/1/2051	855	829
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	4,000	4,020
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 2.90% 9/1/2032 (put 9/1/2023)	1,900	1,893
		24,491
Missouri 0.86%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-A, 6.00% 3/1/2033	3,515	3,625
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2036	1,720	1,502
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2040	1,650	1,582
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2041	USD 1,770	$1,424
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2045	2,050	1,890
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	1,320	1,342
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 5/15/2036	1,500	1,278
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2019-C, 4.00% 2/1/2033	860	773
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2034	1,780	1,579
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2034	2,600	2,547
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2042	775	618
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2042	5,305	4,232
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2042	4,225	3,919
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2046	1,480	1,347
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	5,000	3,798
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	825	751
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	1,315	1,285
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 11/1/2045	775	769
City of Joplin, Industrial Dev. Auth., Sales Tax Rev. Bonds (32nd Street Place Community Improvement Dist. Project), Series 2021, 3.50% 11/1/2040	650	557
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 11/1/2027[2]	1,625	1,547
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 3/15/2030	735	673
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2039	4,360	3,857
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2049	7,250	6,023
City of Maryland Heights, Tax Increment and Special Dist. Rev. Bonds (Westport Plaza Redev. Area), Series 2020, 3.625% 11/1/2031	1,365	1,223
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2045	2,000	2,122
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2049	1,000	1,048
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 3.75% 6/1/2029	415	411
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 6/1/2036	750	736
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2023	300	300
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2024	400	394
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2026	215	206
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2030	USD 950	$862
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.125% 5/1/2035	500	420
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2026	2,500	2,640
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2029	1,000	1,155
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2030	3,255	3,821
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2031	2,050	2,450
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2030	1,000	955
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2035	1,400	1,278
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 8/15/2042	1,000	989
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 8/15/2045	2,000	1,696
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018-A, 5.125% 9/1/2048	980	856
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 9/1/2049	1,335	1,162
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053	6,890	6,008
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2025	785	785
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035	1,410	1,339
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045	8,320	7,559
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-B, 6.00% 3/1/2037	3,600	3,714
City of Town and Country, Town and Country Crossing Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020-A, 3.375% 4/1/2037	780	691
City of Washington, Industrial Dev. Auth., Sales Tax. Rev. Ref. Bonds (Phoenix Center II Community Improvement Dist. Project), Series 2021, 2.50% 11/1/2029	390	357
		92,095
Nebraska 0.18%
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 1/13/2025[6,7,8,9]	184	184
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 3/16/2025[6,7,8,9]	25	25
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 4/13/2025[6,7,8,9]	172	172
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 6/8/2025[6,7,8,9]	151	151
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/14/2025[6,7,8,9]	190	190
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 8/4/2026[7,8,9]	516	516
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 9/13/2026[7,8,9]	3	3
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Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 2/23/2027[7,8,9]	USD 373	$373
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 4/13/2027[7,8,9]	2	2
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 8/11/2027[7,8,9]	240	240
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 9/19/2027[7,8,9]	201	201
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 12/7/2027[7,8,9]	135	135
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 1/4/2028[7,8,9]	602	602
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	1,475	1,461
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 10/22/2025[6,7,8,9]	1,547	1,547
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 11/19/2025[6,7,8,9]	370	370
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 12/17/2025[6,7,8,9]	876	876
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 1/21/2026[6,7,8,9]	402	402
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 3/18/2026[6,7,8,9]	420	420
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 4/15/2026[6,7,8,9]	232	232
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 5/20/2026[6,7,8,9]	6	6
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 6/22/2026[6,7,8,9]	270	270
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 7/20/2026[6,7,8,9]	120	120
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/12/2026[6,7,8,9]	4	4
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 9/7/2026[6,7,8,9]	909	909
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 10/26/2026[6,7,8,9]	64	64
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 11/23/2026[6,7,8,9]	30	30
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 12/14/2026[6,7,8,9]	199	199
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 1/18/2027[6,7,8,9]	363	363
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 3/15/2027[6,7,8,9]	3	3
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 4/12/2027[6,7,8,9]	611	611
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 6/16/2027[6,7,8,9]	462	462
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 7/21/2027[6,7,8,9]	10	10
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/18/2027[6,7,8,9]	5	5
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 9/15/2027[7,8,9]	259	259
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Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 10/20/2027[7,8,9]	USD 321	$321
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/6/2026[6,7,8,9]	53	53
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/29/2026[6,7,8,9]	609	609
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 1/26/2027[6,7,8,9]	106	106
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 6/6/2027[6,7,8,9]	347	347
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 6/27/2027[6,7,8,9]	594	594
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 7/18/2027[6,7,8,9]	2,133	2,133
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 8/18/2027[6,7,8,9]	727	727
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 9/6/2027[6,7,8,9]	13	13
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 10/24/2027[6,7,8,9]	2,296	2,296
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 11/21/2027[7,8,9]	785	785
		19,401
Nevada 0.43%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2037[2]	1,000	992
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2047[2]	1,600	1,485
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 4.00% 12/15/2025	800	776
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029[2]	2,210	2,145
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2038[2]	1,000	955
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 5.125% 12/15/2045[2]	1,000	919
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2048[2]	1,500	1,332
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 12/1/2023	345	343
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 12/1/2024	365	360
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 12/1/2025	370	360
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, Series 2005, 5.125% 3/1/2025	1,395	1,289
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	1,225	1,248
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 6/15/2025[2]	620	600
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 6/1/2023	195	195
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 4.25% 6/1/2024	200	201
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 6/1/2024	75	76
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.50% 6/1/2035	215	179
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 4.00% 6/1/2050	995	785
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.50% 12/1/2025	USD 605	$610
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2026	630	642
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2029	1,495	1,513
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2035	1,470	1,480
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 6/1/2023	190	190
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 6/1/2024	155	153
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 6/1/2025	220	215
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.25% 6/1/2026	215	209
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2027	240	234
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2028	220	213
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 6/1/2033	1,105	1,069
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 6/1/2037	945	915
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 6/1/2042	1,200	1,147
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 6/1/2047	1,445	1,366
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 6/1/2023	420	420
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2025	195	191
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2026	195	190
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2027	195	187
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2028	150	142
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2029	340	317
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 6/1/2031	305	273
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2032	410	371
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2033	455	409
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2035	1,000	874
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2039	495	446
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2049	1,590	1,307
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 4.75% 12/1/2040	1,000	963
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2033	USD 520	$420
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2036	835	638
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.00% 6/1/2041	1,000	726
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2051	1,425	918
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2026	720	727
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2028	290	293
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2029	510	514
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2031	110	111
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 6/1/2023	60	60
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 6/1/2024	120	119
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2025	145	143
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2026	190	186
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2027	260	252
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.875% 6/1/2028	395	381
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2029	205	199
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2030	335	323
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.25% 6/1/2034	605	580
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.50% 6/1/2039	770	732
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2043	650	611
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2049	1,435	1,316
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.50% 6/1/2037[2]	750	754
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2042[2]	1,100	1,104
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2047[2]	1,600	1,581
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 6.00% 6/1/2052[2]	1,800	1,812
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-B, Assured Guaranty Municipal insured, 4.125% 6/1/2058	1,250	1,141
		45,927
American High-Income Municipal Bond Fund — Page 53 of 98

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Bonds, notes & other debt instruments (continued) New Hampshire 1.24%	Principal amount (000)	Value (000)
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 4/1/2029 (put 10/1/2019)[2]	USD 1,900	$1,703
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031	1,250	1,297
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2046	1,605	1,238
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2051	15,085	11,163
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	28,388	27,818
National Fin. Auth., Municipal Certs., Series 2022-1, Class X, 0.334% 9/20/2036	75,450	1,794
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	21,068	20,766
National Fin. Auth., Municipal Certs., Series 2022-2, Class X, 0.696% 10/20/2036[3,4]	63,500	3,224
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	31,163	29,666
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 11/1/2027[2]	2,000	1,897
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042[2]	1,000	844
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-C, AMT, 4.875% 11/1/2042[2]	8,170	7,130
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2020-B, AMT, 3.75% 7/1/2045 (put 7/2/2040)[2]	10,720	8,166
National Fin. Auth., Resource Recovery Rev. Ref. Green Bonds (Covanta Project), Series 2020-A, 3.625% 7/1/2043 (put 7/2/2040)[2]	10,085	7,548
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 1/1/2041	2,000	1,650
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 1/1/2051	2,100	1,601
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2018-A, AMT, (SIFMA Municipal Swap Index + 0.75%) 4.235% 10/1/2033 (put 7/1/2024)[3]	3,270	3,194
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 2.15% 8/1/2038 (put 7/1/2024)	2,000	1,956
		132,655
New Jersey 3.28%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 3/1/2032	1,200	1,294
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2052[2]	2,000	1,992
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2062[2]	4,555	4,462
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2/15/2042	1,330	1,332
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2/15/2032	555	560
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 11/1/2026	1,500	1,544
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 11/1/2029	1,180	1,216
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 11/1/2039	2,500	2,530
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 11/1/2044	1,000	1,009
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 6/15/2037	7,085	7,087
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 6/15/2043	750	750
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 7/1/2027	750	802
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 1/1/2043	7,725	7,753
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 1/1/2052	3,940	3,958
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., Rev. Bonds (Foundation Academy Charter School Project), Series 2018-A, 5.00% 7/1/2050	USD 1,100	$1,082
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 7/1/2047	3,500	3,237
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050	1,590	1,457
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2037	2,750	2,861
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	3,750	3,694
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048	2,150	1,960
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 6/15/2029 (preref. 6/15/2025)	2,500	2,628
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2034	1,500	1,653
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 4.00% 6/15/2035	800	825
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2035	1,275	1,405
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043	1,850	1,945
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043 (preref. 12/1/2028)	1,085	1,234
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 6/15/2025	4,250	4,398
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 5.46% 3/1/2028[3]	13,970	13,970
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2024-SSS, 5.25% 6/15/2038	1,000	1,075
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 6/15/2029[2]	570	547
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2039[2]	825	797
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2049[2]	930	859
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2054[2]	725	660
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 9/15/2023	2,610	2,612
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	28,715	28,906
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 11/15/2030	3,545	3,598
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 6/1/2033	3,500	3,538
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 9/15/2027	825	827
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2037	1,850	1,864
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2038	2,500	2,515
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2039	4,550	4,560
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)	2,500	2,202
Educational Facs. Auth., Rev. Bonds (Higher Education Capital Improvement Fund Issue), Series 2014-A, 4.00% 9/1/2031	5,000	5,040
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2024 (escrowed to maturity)	1,000	1,020
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2027 (preref. 7/1/2026)	500	533
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 7/1/2034	1,000	1,058
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2031	1,700	1,760
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2035	500	511
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	5,575	5,576
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 12/1/2026	180	180
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 12/1/2031	USD 695	$678
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 12/1/2032	425	412
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	18,075	17,328
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039	3,700	3,560
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	8,085	7,727
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	7,245	6,135
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	4,380	4,311
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-C, AMT, 3.25% 12/1/2051	3,000	2,194
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	845	860
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052	4,390	4,238
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2036	1,000	1,034
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2042	1,250	1,271
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2048	1,875	1,894
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047	1,550	1,576
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 11/1/2033	1,600	1,625
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/1/2045	1,895	1,973
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 4.00% 11/1/2050	3,000	2,749
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 6/1/2046	1,210	1,266
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2037	600	607
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2038	6,755	6,802
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2039	1,500	1,504
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2039	1,750	1,755
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2040	1,500	1,493
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2044	975	1,023
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 6/15/2046	2,000	2,094
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050	10,210	7,716
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 3.00% 6/15/2050	28,500	21,541
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2050	2,500	2,610
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2033	2,500	2,731
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2039	3,500	3,510
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2040	4,535	4,513
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2041	2,000	1,978
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2042	4,000	3,925
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2026	1,225	1,087
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 12/15/2027	8,245	7,122
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-B, 0% 12/15/2027	1,045	895
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 12/15/2028	9,800	8,100
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2030	1,305	1,010
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2031	17,880	13,300
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 12/15/2032	1,250	886
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 12/15/2033	15,000	10,324
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 12/15/2034	17,285	11,325
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2035	3,580	2,199
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2036	10,660	6,064
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 12/15/2039	USD 13,330	$6,311
County of Union, Improvement Auth., Solid Waste Disposal Rev. Green Bonds (Aries Linden, LLC Project), Series 2019, AMT, 6.75% 12/1/2041[2]	14,510	9,529
		351,661
New Mexico 0.57%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	53,245	47,181
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	4,515	3,625
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	445	437
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-D, Class I, 3.00% 7/1/2052	3,870	3,746
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2034	1,000	949
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2039	500	445
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2012, 5.00% 5/15/2042	1,225	1,062
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2044	1,320	1,130
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2049	2,405	1,978
		60,553
New York 5.36%
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	6,815	5,267
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Long Island Community Hospital Project), Series 2020-A, 5.00% 10/1/2050	2,250	2,344
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2026	2,500	2,575
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2042	49,720	49,716
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Capital Appreciation Bonds, Series 2009, 0% 7/15/2044	2,000	685
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 4/1/2043	500	500
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.75% 6/1/2052[2]	1,250	1,269
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.75% 6/1/2062[2]	1,900	1,919
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2041[2]	1,065	952
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2051[2]	1,620	1,365
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2055[2]	1,430	1,179
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2031[2]	350	328
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2041[2]	610	502
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2051[2]	635	477
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2056[2]	530	387
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 2.50% 6/15/2031[2]	500	411
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 5.00% 6/15/2051[2]	2,000	1,722
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045[2]	5,000	5,001
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Build NYC Resource Corp., Rev. Ref. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 2019, AMT, 5.00% 12/31/2028[2]	USD 11,390	$10,812
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 1/1/2025[2]	205	206
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035[2]	4,495	4,549
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2039	4,000	1,954
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2045	8,135	2,844
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2046	3,445	1,142
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, Assured Guaranty Municipal insured, 0% 11/15/2048	5,050	1,505
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 11/15/2049	4,020	1,129
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2055	4,265	888
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2056	3,950	784
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 3.00% 2/1/2050	2,925	2,188
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	3,500	2,459
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 7/1/2033	500	502
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	7,210	6,838
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2045	900	725
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2050	2,900	2,256
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 4.00% 7/1/2047	1,235	1,135
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2031[2]	500	504
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2032[2]	500	503
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2033[2]	1,200	1,203
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2034[2]	1,200	1,195
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 12/1/2034[2]	1,000	996
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2035[2]	1,000	992
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041	9,000	7,587
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029)[2]	4,750	4,189
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026)[2]	1,500	1,427
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 2.75% 9/1/2050 (put 9/2/2025)	2,125	2,030
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	635	651
Glen Cove Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 1/1/2055 (5.62% on 1/1/2024)[1]	16,320	14,208
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-I, 1.75% 5/1/2024	1,765	1,730
Town of Huntington Local Dev. Corp., Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-A, 5.25% 7/1/2056	3,685	2,812
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	USD 1,750	$1,314
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047	2,320	1,642
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040[2]	1,000	1,001
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	9,880	7,231
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	12,885	9,370
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043	1,670	1,589
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	8,450	9,219
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043	1,000	1,049
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2044	2,000	2,092
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046	3,220	3,029
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2048	1,000	931
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	10,430	9,665
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	4,000	4,139
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.25% 11/15/2055	4,215	4,432
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2023	1,125	1,132
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026	2,365	2,482
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2026	1,315	1,380
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	1,890	2,029
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032	930	1,027
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045	620	587
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, BAM insured, 0% 11/15/2040	9,325	4,179
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester Regional Health Project), Series 2020-A, 3.00% 12/1/2040	2,205	1,662
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045	4,195	4,065
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	965	941
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2050	2,500	2,434
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.80% 2/1/2050	2,500	1,750
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2/15/2048	1,600	1,565
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2/15/2048	1,925	1,884
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 5/1/2059 (put 7/3/2023)	1,300	1,294
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.25% 11/1/2041	2,000	1,407
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2046	3,875	3,029
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2039	1,500	1,288
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2040	4,000	3,368
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 3/1/2045	5,350	5,071
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2049	1,810	1,346
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 6/15/2051	2,000	1,962
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2042	1,835	1,813
American High-Income Municipal Bond Fund — Page 59 of 98

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Niagara Area Dev. Corp., Rev. Bonds (Catholic Health System, Inc. Project), Series 2022, 5.00% 7/1/2052	USD 6,020	$4,628
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-B, 3.50% 11/1/2024[2]	2,150	2,099
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042[2]	15,790	13,555
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	1,200	1,212
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 5/1/2030	1,490	1,531
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 9/15/2032	4,000	4,290
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 3/1/2024	300	305
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040	1,000	977
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-1, 4.85% 11/1/2031[2]	3,940	3,733
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049[2]	16,155	14,638
Thompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2021[6]	1,000	450
Thompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2027[6]	1,805	812
Thompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2032[6]	2,345	1,055
Thompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2038[6]	1,370	616
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050	2,500	2,434
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051	3,000	2,915
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2052	2,500	2,426
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2056	3,870	3,726
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2046	2,750	2,422
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 4/30/2053	4,880	4,139
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	17,035	15,941
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	6,180	5,408
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.25% 8/1/2031	8,545	8,832
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	5,710	5,776
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2026	1,200	1,252
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2036	1,000	1,070
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	705	740
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038	1,025	1,113
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	1,100	1,041
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2040	1,290	1,349
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	1,200	1,249
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042	USD 2,800	$2,689
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042	4,350	4,507
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	11,650	11,658
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2031	34,155	34,197
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2032	2,000	2,000
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033	4,500	4,498
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2046	4,375	3,907
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	8,520	8,465
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	16,950	16,971
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	565	593
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2030	3,700	3,880
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	8,525	8,406
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2031	13,070	13,708
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2032	7,000	7,339
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	3,000	3,143
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2034	2,000	2,092
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	8,365	8,071
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2036	1,000	1,035
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	6,620	6,796
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	26,895	25,655
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054	3,000	2,895
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039	1,500	1,626
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040	2,000	1,711
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	4,000	3,148
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2050	2,500	1,919
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040	2,500	2,159
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	1,020	1,025
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-D, 2.875% 7/1/2026[2]	5,200	4,936
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056[2]	3,665	2,673
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	USD 5,350	$5,159
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.00% 7/1/2040	1,000	828
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.125% 7/1/2055	1,100	845
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 4.00% 10/15/2029	200	188
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2039	420	393
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2054	930	828
		574,617
North Carolina 0.20%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, AMT, 3.00% 7/1/2046	3,000	2,322
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2020-A, AMT, 3.125% 6/1/2039	380	357
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2041	500	384
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2051	2,500	1,710
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2045	1,500	1,438
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 10/1/2030	1,900	1,903
Medical Care Commission, Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2019-A, 4.00% 11/1/2049	2,820	2,795
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2045	1,000	908
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2050	1,500	1,331
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2052	4,095	2,985
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047	5,230	4,384
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	1,300	1,221
		21,738
North Dakota 0.14%
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 12/1/2046	3,430	2,654
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 12/1/2051	1,675	1,243
County of Grand Forks, Solid Waste Disposal Fac. Rev. Green Bonds (Red River Biorefinery, LLC Project), Series 2021-A, AMT, 6.625% 12/15/2031[2,6]	2,625	1,444
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	920	892
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2043	8,500	7,277
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2053	2,015	1,602
		15,112
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Bonds, notes & other debt instruments (continued) Ohio 3.37%	Principal amount (000)	Value (000)
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, 4.00% 9/1/2030 (put 6/1/2027)	USD 2,500	$2,505
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	10,585	10,613
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2/1/2026 (put 11/4/2025)	4,110	3,757
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026	3,810	3,605
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2/1/2026	8,350	7,901
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-B, AMT, 2.60% 6/1/2041 (put 10/1/2029)	1,000	888
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	2,500	2,205
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	9,390	8,776
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (AMG Vanadium Project), Series 2019, AMT, 5.00% 7/1/2049[2]	30,475	28,174
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038[2]	1,850	1,755
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 1/15/2048[2]	2,500	2,310
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040	1,200	1,200
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 3.00% 6/1/2048	5,015	3,689
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2048	3,960	3,506
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	6,760	6,311
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045	2,000	2,025
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2037	4,250	3,944
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2047	7,195	6,266
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2050	2,400	2,067
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055[2]	11,805	9,989
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-B, 4.50% 12/1/2055[2]	6,800	5,906
Columbus-Franklin County Fin. Auth., Public Infrastructure Rev. Bonds (Bridge Park D Block Project), Series 2019-A-A, 5.00% 12/1/2051	8,085	7,939
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2052	2,250	2,231
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2057	5,915	5,866
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2045	1,000	756
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 7/1/2038	3,000	2,907
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 11/15/2040	2,905	2,633
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 11/15/2055	8,455	7,151
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040	5,790	4,688
Port of Greater Cincinnati Dev. Auth., Education Rev. Bonds (IPS Cincinnati, LLC - Idea Greater Cincinnati, Inc. Projects), Series 2021, 4.375% 6/15/2056 (put 6/15/2026)	4,680	4,491
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031	4,360	4,361
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2046	3,870	3,407
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	6,145	5,268
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2047	2,560	2,241
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2052	1,125	961
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2041	USD 1,465	$1,336
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046	1,000	887
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047	2,450	2,528
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052	905	929
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2042	2,250	2,075
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2045	2,750	2,491
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2050	6,525	5,786
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (John Carroll University Project), Series 2022, 4.00% 10/1/2052	4,225	3,506
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045	3,925	3,914
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 12/1/2040[2]	2,330	2,117
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-B-1, 6.00% 12/1/2046[2]	2,320	2,084
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028[2]	6,000	6,047
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033[2]	13,835	13,930
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038[2]	6,750	6,422
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048[2]	17,670	16,014
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048	44,980	40,078
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051	3,000	2,866
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2048	6,180	5,433
Northeast Ohio Regional School Dist., Wastewater improvement Rev. Bonds, Series 2013, 5.00% 11/15/2043 (preref. 5/15/2023)	515	515
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 12/31/2039	120	120
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 6/30/2053	12,955	12,774
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 12/1/2035	850	784
Southern Ohio Port Auth., Exempt Fac. Rev. Bonds (PureCycle Project), Series 2020-A, AMT, 7.00% 12/1/2042[2]	26,065	19,453
Toledo Hospital (ProMedica Healthcare Obligated Group) 5.325% 11/15/2028	12,383	10,882
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2040	1,575	1,587
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.625% 12/1/2042	3,500	3,558
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.75% 12/1/2052	21,000	21,076
		361,484
Oklahoma 0.09%
County of Comanche, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 7/1/2029	1,070	1,075
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2043	1,500	1,428
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2052	1,600	1,505
Dev. Fin. Auth., Rev. Bonds (Oklahoma Proton Center), Series 2021-A-1, 7.25% 9/1/2051[2]	3,500	3,617
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 8/1/2037[6]	325	— [10]
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Bonds, notes & other debt instruments (continued) Oklahoma (continued)	Principal amount (000)	Value (000)
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 8/1/2047[6]	USD 1,132	$1
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 8/1/2052[6]	586	1
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.25% 8/1/2057[6]	2,054	2
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 6/1/2045 (preref. 6/1/2024)	1,000	1,014
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds (AMR Corp. Guaranteed), Series 2013-B, AMT, 5.50% 12/1/2035	520	520
		9,163
Oregon 0.29%
Business Dev. Commission, Econ. Dev. Rev. Bonds (Red Rock Biofuels, LLC Clean Energy Project), Series 2017-A-248, AMT, 6.50% 4/1/2031[2,6]	100	1
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.125% 11/15/2040	625	576
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.25% 11/15/2050	1,000	885
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.375% 11/15/2055	1,000	888
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040	2,250	2,317
G.O. Bonds (Article XI-M Seismic Projects), Series 2017-C, 5.00% 6/1/2023	165	165
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2051	2,170	1,495
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2056	4,555	3,034
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.125% 7/1/2035	3,580	3,332
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	1,500	1,313
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 7/1/2050	5,080	4,435
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2020-A, 5.125% 7/1/2055	6,700	5,299
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 29, AMT, 5.50% 7/1/2048	1,000	1,103
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047	1,500	1,113
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	1,865	1,298
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2033	540	547
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2048	1,250	1,161
County of Yamhill, Hospital Auth., Rev. Bonds (Friendsview Retirement Community), Series 2021-B-3, 1.75% 11/15/2026	1,690	1,576
		30,538
Pennsylvania 3.63%
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 4.045% 2/1/2037[3]	4,655	4,564
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2/1/2028	2,500	2,742
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 5/1/2042[2]	1,500	1,470
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Ref. Project), Series 2017, 5.00% 5/1/2042[2]	2,605	2,552
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042	1,000	1,008
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2035	4,675	2,895
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2038	USD 210	$115
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2039	300	165
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 3.75% 11/1/2042	1,560	778
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2047	7,960	4,008
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2047	6,965	4,075
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2050	13,000	6,547
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2032	350	353
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 5/15/2033	750	756
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 5/15/2038	1,500	1,454
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2042	1,000	934
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 5/15/2043	170	158
County of Berks, Municipal Auth., Rev. Bonds (The Reading Hospital and Medical Center Project), Series 2012-A, 4.25% 11/1/2041	235	131
County of Berks, Municipal Auth., Rev. Bonds (The Reading Hospital and Medical Center Project), Series 2012-A, 4.50% 11/1/2041	100	60
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2/1/2025	600	408
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2036	1,200	1,154
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2038	1,725	1,635
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2040	3,000	2,784
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2041	2,130	1,958
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2046	2,660	2,058
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2051	8,730	6,471
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2054	7,470	6,421
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 8/15/2050	2,500	2,281
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2032	585	584
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2033	415	413
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.25% 12/1/2045	1,960	1,716
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2047	1,160	1,166
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2051	645	646
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 4.375% 3/1/2028[2]	258	255
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 3/1/2038[2]	1,462	1,429
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 3/1/2048[2]	3,000	2,804
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2036	1,515	1,575
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2046	7,500	7,665
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2051	USD 7,005	$7,114
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2030	1,000	1,012
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2033	1,610	1,623
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.375% 1/1/2029	4,545	4,064
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2029	3,165	3,099
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2034	4,415	4,177
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2039	1,345	1,206
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2045	7,650	6,563
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2034	1,245	1,302
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2036	500	519
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-LIBOR x 0.67 + 0.75%) 4.074% 6/1/2037[3]	8,980	7,995
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2013-A, 5.00% 7/1/2023	1,450	1,437
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041	7,550	6,345
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045	4,100	2,882
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046	6,690	5,455
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049	2,000	1,579
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2020, 4.00% 7/15/2050	2,000	1,834
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051	1,500	1,352
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 11/1/2044	4,500	4,520
Econ. Dev. Fncg. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2008, 0.40% 10/1/2023	3,800	3,730
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2053	850	881
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2029	5,000	5,166
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	25,705	26,332
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2038	7,680	7,777
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2042	1,000	1,005
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Consol Energy, Inc. Project), Series 2021-A, 9.00% 4/1/2051 (put 4/13/2028)[2]	9,750	10,973
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.58% 8/1/2037 (put 8/1/2024)	1,600	1,532
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A, AMT, (SIFMA Municipal Swap Index + 0.40%) 4.26% 6/1/2041 (put 6/3/2024)[3]	10,855	10,627
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 2.15% 7/1/2041 (put 7/1/2024)	3,500	3,423
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 8/1/2039[2]	7,950	5,707
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2029	300	333
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unaudited
Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2031	USD 525	$583
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2034	825	915
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2043	1,000	833
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2048	1,300	1,039
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2019, 5.00% 12/1/2049	510	405
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2028	550	590
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	2,805	2,355
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	5,335	4,564
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043	1,380	1,403
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-B, AMT, 3.125% 6/1/2048	1,000	772
Higher Education Facs. Auth., Rev. Bonds (University of the Sciences in Philadelphia), Series 2015-A, 3.00% 11/1/2028	500	474
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 9/1/2050	2,400	2,423
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2026	570	574
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2031	1,450	1,453
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033	1,170	1,176
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 10/1/2038	210	209
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051	2,515	2,419
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051	555	410
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056	2,850	2,043
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2052	8,000	8,229
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2056	1,000	892
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2032	340	336
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037	780	756
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2047	6,055	5,543
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 4.00% 12/1/2048	3,830	2,855
County of Montgomery, Industrial Dev. Auth., Exempt Facs. Rev. Ref. Bonds (Constellation Energy Generation, LLC Project), Series 2023-C, AMT, 4.45% 10/1/2034 (put 4/3/2028)	7,500	7,629
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2030 (preref. 1/15/2025)	5,185	5,373
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2036 (preref. 1/15/2025)	1,000	1,036
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2045 (preref. 1/15/2025)	3,500	3,627
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2046 (preref. 1/15/2025)	1,000	1,036
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	3,360	3,395
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	4,250	4,238
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043	500	409
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045	USD 1,240	$1,170
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044	1,250	1,280
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 4.433% 8/15/2048 (put 8/15/2024)[3]	600	600
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2039	1,500	1,344
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2033	1,000	1,039
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2030	425	440
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2040	620	627
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2050	1,050	1,032
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2030	2,265	2,355
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2040	4,020	4,078
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050	7,240	7,268
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	5,245	5,220
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 4.00% 6/15/2029	350	334
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2039	500	485
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2050	1,375	1,245
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (University of the Sciences), Series 2017, 5.00% 11/1/2047	5,925	6,005
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2028	4,100	4,347
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2028	745	820
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2029	4,500	4,765
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2030 (preref. 9/1/2026)	10	11
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2036	1,000	1,035
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2037	1,500	1,550
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2038	1,000	1,032
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 9/1/2038	1,000	1,070
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 6/1/2034	3,000	3,504
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2027	275	297
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2028	275	298
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2038	1,000	1,057
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 12/1/2035	750	815
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2035	4,685	4,829
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2038	7,260	7,334
Tower Health 4.451% 2/1/2050	26,483	11,984
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2041	670	543
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046	1,050	803
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 6/1/2033	1,000	1,081
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2043	340	332
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044	425	412
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	4,750	5,037
American High-Income Municipal Bond Fund — Page 69 of 98

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2045	USD 470	$454
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2046	510	490
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	1,425	1,503
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050	1,000	943
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 3.00% 12/1/2051	3,000	2,136
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 4.00% 7/1/2023	195	195
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 7/1/2028	850	851
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2025	900	899
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2037	2,800	2,628
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 4/15/2059	2,000	2,071
		389,394
Puerto Rico 6.37%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 4.00% 7/1/2023[2]	6,370	6,367
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2024[2]	1,700	1,712
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2025[2]	4,000	4,043
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2030[2]	5,000	5,069
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033[2]	485	487
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033[2]	4,120	4,133
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035[2]	23,105	23,103
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2037[2]	450	446
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037[2]	1,545	1,529
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037[2]	13,510	13,374
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042[2]	3,045	2,588
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042[2]	60,885	51,755
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042[2]	21,540	18,310
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2047[2]	10,020	8,232
Children’s Trust, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 5/15/2057	75,000	5,144
Commonwealth Highways and Transportation Auth., Toll Rev. Bonds, Series 2022-A, 5.00% 7/1/2062	9,000	8,692
Commonwealth Highways and Transportation Auth., Toll Rev. Bonds, Capital Appreciation Bonds, Series 2022-C, 0% 7/1/2053 (5.00% on 7/1/2032) (put 7/1/2032)[1]	58,091	34,712
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2022[6]	250	174
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[6]	235	165
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2023[6]	235	165
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, National insured, 5.00% 7/1/2024	1,420	1,421
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2024[6]	1,230	867
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2024[6]	6,815	4,796
Electric Power Auth., Power Rev. Bonds, Series 2007-XX, 5.00% 7/1/2026[6]	340	240
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2026[6]	165	116
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2027[6]	355	250
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2027[6]	320	226
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2027[6]	3,000	2,093
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, Assured Guaranty insured, 5.00% 7/1/2028	3,100	3,120
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2028[6]	20	14
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2029[6]	125	88
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, Assured Guaranty Municipal insured, 5.00% 7/1/2030	185	186
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2030[6]	110	78
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[6]	4,055	2,859
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 7/1/2033[6]	300	215
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035[6]	250	176
American High-Income Municipal Bond Fund — Page 70 of 98

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[6]	USD 4,115	$2,901
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[6]	18,225	12,849
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 7/1/2040[6]	4,500	3,229
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[6]	10,120	7,135
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.05% 7/1/2042[6]	1,885	1,329
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, Assured Guaranty Municipal insured, 3.65% 7/1/2024	120	118
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 3.988% 7/1/2029[3]	16,010	14,638
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 7/1/2030	475	478
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 7/1/2033	1,870	1,871
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038[6]	2,150	1,516
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 7/1/2023	3,959	3,964
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	4,790	4,883
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	4,746	4,952
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	4,669	4,944
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	4,535	4,864
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	14,433	13,239
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	2,545	2,283
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	15,538	13,613
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	25,208	21,232
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	48,563	39,524
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024	1,436	1,361
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	5,535	3,237
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2043	37,547	17,694
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	121,412	57,367
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	1,700	1,703
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2023	960	960
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2024	325	325
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2026	825	825
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 10/1/2027	995	995
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031	1,525	1,526
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 10/1/2042	1,650	1,654
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2023	1,600	1,610
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 10/1/2024	550	550
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2024	1,700	1,741
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2025	1,800	1,879
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2026	1,900	2,021
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2027	1,900	2,056
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2028	2,000	2,198
American High-Income Municipal Bond Fund — Page 71 of 98

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 10/1/2029	USD 2,230	$2,234
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2034	2,200	2,431
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2044	2,500	2,671
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031	570	634
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2038	550	505
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 8/1/2047[3]	3,513	960
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 8/1/2054[3]	22,487	4,596
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2019, Class 2, 0% 8/1/2054[3]	84	17
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	40,913	38,144
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	4,250	3,962
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 7/1/2058	6,530	6,079
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	12,276	11,854
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2024	207	197
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2029	498	376
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2031	641	436
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2033	149	91
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	385,948	105,460
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2051	30,908	6,317
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2023	1,000	999
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2024	875	870
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2025	675	667
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2026	520	512
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2030	1,269	1,232
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2036	5,185	4,987
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2023	5,710	5,706
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2024	4,660	4,631
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 6/1/2024	50	50
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2025	470	465
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 6/1/2025	105	105
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026	1,450	1,427
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030	8,370	8,127
		682,951
Rhode Island 0.41%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2030	500	530
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041	500	517
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046	270	259
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051	740	701
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Bonds, notes & other debt instruments (continued) Rhode Island (continued)	Principal amount (000)	Value (000)
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 5/15/2034	USD 3,150	$3,225
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 4/1/2039	350	346
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2029	330	364
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.25% 12/1/2039	11,030	9,392
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034	3,745	3,643
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 12/1/2035	2,125	2,067
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2007-A, 0% 6/1/2052	138,210	22,823
		43,867
South Carolina 0.77%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2032	10,417	5,683
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2042	75,080	18,897
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 7/22/2051	1,025	127
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 7/1/2043	790	784
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2054	2,500	2,132
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2041 (preref. 8/15/2026)[1,2]	12,495	13,445
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Woodlands at Furman), Series 2020-A, 5.00% 11/15/2042	1,745	1,606
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Woodlands at Furman), Series 2020-A, 5.00% 11/15/2054	1,155	1,001
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2036[2]	1,000	856
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2046[2]	1,150	866
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2056[2]	2,955	2,061
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 5/1/2042	1,855	1,522
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036[2]	2,000	1,859
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2041[2]	6,000	5,361
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 4/1/2052	2,530	2,080
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2032	2,135	2,074
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2038	2,400	2,203
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 10/1/2048 (put 2/1/2024)	2,500	2,504
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	250	259
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	8,850	9,013
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056	45	45
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029	15	16
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2031	2,010	2,117
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2034	3,250	3,371
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.00% 11/1/2026[2]	715	658
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.625% 11/1/2031[2]	1,000	845
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.75% 11/1/2036[2]	1,270	1,002
		82,387
South Dakota 0.03%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 11/1/2044	180	179
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051	3,525	3,417
		3,596
American High-Income Municipal Bond Fund — Page 73 of 98

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Bonds, notes & other debt instruments (continued) Tennessee 0.35%	Principal amount (000)	Value (000)
City of Chattanooga, Health, Educational and Housing Fac. Board, Rev. Bonds (CommonSpirit Health), Series 2019-A-1, 3.25% 8/1/2044	USD 1,200	$931
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 10/1/2039	2,815	2,840
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 7/1/2045	225	224
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 6/1/2036[2]	750	762
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Facs. Rev. Bonds (Waste Management, Inc. of Tennessee Project), Series 2001, AMT, 0.58% 8/1/2031 (put 8/1/2024)	700	670
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 6/1/2051[2]	1,460	1,173
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Capital Appreciation Bonds, Series 2021-B, 0% 6/1/2043[2]	2,950	987
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.50% 7/1/2042	1,000	1,104
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2052	1,750	1,825
County of Shelby, Health, Educational and Housing Fac. Board, Rev. Bonds (Farms at Bailey Station), Series 2019-A, 5.75% 10/1/2059	4,000	2,972
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	10,745	11,380
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2023-A-1, 5.00% 5/1/2053 (put 5/1/2028)	12,135	12,628
		37,496
Texas 5.56%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.125% 2/15/2041	3,325	2,537
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.375% 2/15/2051	7,290	5,193
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.50% 2/15/2056	3,000	2,104
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2035	1,500	1,538
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2036	1,690	1,719
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.50% 2/15/2057[2]	2,000	1,926
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.75% 2/15/2062[2]	8,000	7,859
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2041	600	539
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2051	1,150	978
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.625% 8/15/2052	4,000	3,651
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2057	3,500	3,194
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2062	1,000	896
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2038	1,000	953
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2048	2,685	2,415
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2053	1,375	1,217
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	1,380	1,324
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036	4,630	4,701
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046	3,745	3,750
American High-Income Municipal Bond Fund — Page 74 of 98

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2051	USD 4,100	$4,067
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (BASIS Texas Charter Schools, Inc.), Series 2021-A, 4.50% 6/15/2056 (put 6/15/2026)	2,500	2,483
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2036	1,490	1,290
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2041	1,830	1,479
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2046	1,885	1,437
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2/15/2043	825	867
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050	2,875	2,365
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050[2]	4,155	3,509
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042[2,3]	22,000	21,901
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2020, 8.50% 3/1/2039[2]	24,370	22,041
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-A, AMT, 2.35% 4/1/2040	85	84
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-B, AMT, 3.00% 4/1/2040	1,800	1,391
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028	500	528
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2012, 5.00% 8/15/2032	2,400	2,403
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 8/15/2033	1,000	1,008
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Vanguard Academy, Inc.), Series 2021, 3.00% 8/15/2046	7,000	5,327
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	285	243
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031[2]	790	680
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050	5,425	4,408
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050[2]	6,930	5,742
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Improvement Area No. 1 Project), Series 2021, 4.50% 9/15/2051[2]	1,000	856
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Major Improvement Area Project), Series 2021, 5.25% 9/15/2051[2]	500	470
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038	4,500	4,423
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042	4,000	3,915
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 5/1/2025	9,540	9,485
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 11/15/2053	1,000	1,007
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.125% 11/15/2056	5,000	3,758
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2037	2,960	2,623
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2043	1,270	1,069
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	23,205	18,832
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 3.00% 10/1/2051	2,000	1,496
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2033	USD 1,400	$1,322
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2038	3,500	3,077
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	3,270	3,164
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 8/1/2041 (put 3/1/2025)	835	774
City of Houston, Airport System Facs. Rev. and Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2035	1,000	999
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	14,515	12,598
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	42,205	36,624
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 7/15/2030	12,500	12,536
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 7/15/2038	3,000	3,009
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 7/15/2028	12,000	12,182
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 7/1/2024	8,600	8,606
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	13,625	13,668
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	1,500	1,515
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	3,500	3,536
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	8,700	8,790
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2030	5,250	5,275
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2032	500	490
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2033	310	299
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2033	1,000	1,042
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2044	1,000	1,005
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2024	1,000	1,017
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2025	1,000	1,031
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030	3,450	3,568
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2021, 5.375% 9/1/2051[2]	23,000	22,236
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 11/1/2028	1,945	2,077
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031[2]	2,195	2,145
County of Montgomery, Toll Road Auth., Toll Road Rev. Bonds, Series 2018, 5.00% 9/15/2043	1,695	1,700
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD-LIBOR x 0.66 + 0.69%) 3.901% 9/15/2027[3]	13,150	12,965
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 4.41% 9/15/2027[3]	1,890	1,861
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2026	USD 585	$599
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2027	2,730	2,820
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029	2,570	2,693
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2030	3,500	3,682
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031	2,210	2,326
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2032	2,355	2,488
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2041[2]	2,080	1,628
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2046[2]	1,610	1,196
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2051[2]	4,245	3,015
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2056[2]	3,510	2,413
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 3.375% 8/15/2029[2]	510	462
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2039[2]	1,020	986
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2049[2]	2,290	2,081
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2030	1,000	952
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2035	500	455
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2037	1,250	984
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2040	790	691
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2042	1,825	1,344
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2055	6,100	4,877
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2036 (preref. 11/15/2024)	150	157
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2046 (preref. 11/15/2024)	4,350	4,553
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2039	1,000	812
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2050	1,180	869
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2055	5,500	3,955
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2035	100	91
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043	3,700	3,118
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049	8,430	6,821
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2031	1,410	1,408
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2040	4,900	4,669
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2031	1,680	1,481
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2036	USD 1,755	$1,428
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2041	1,750	1,328
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Sanctuary LTC Project), Series 2021, 5.50% 1/1/2057	5,000	3,588
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 4/1/2036 (preref. 4/1/2026)	2,030	2,151
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2032 (preref. 4/1/2027)	855	927
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2037 (preref. 4/1/2027)	2,810	3,046
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2042 (preref. 4/1/2027)	7,405	8,026
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 4/1/2039	1,125	1,142
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 4/1/2035 (preref. 4/1/2025)	1,000	1,039
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2040	1,300	1,177
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2057	4,460	3,709
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2041	1,685	1,418
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2051	2,300	1,775
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2056	2,250	1,685
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057	2,315	2,043
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.50% 9/15/2032[2]	4,880	4,798
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.625% 9/15/2042[2]	9,985	9,682
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.75% 9/15/2052[2]	17,360	16,470
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2039	8,000	8,498
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2034	2,000	2,065
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2038	3,000	2,613
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.00% 9/15/2051[2]	5,500	4,402
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.375% 9/15/2051[2]	14,000	11,499
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2036	500	469
City of Sanger Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 7/1/2038[6]	3,110	777
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 6/30/2058	14,940	14,993
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	1,500	1,448
American High-Income Municipal Bond Fund — Page 78 of 98

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2038	USD 2,375	$2,288
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	455	436
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039	750	716
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040	335	317
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2027	9,615	9,102
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031	5,500	4,907
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037	6,150	5,545
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2045	14,005	11,691
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035	200	192
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2040	1,655	1,534
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2032	5,000	5,105
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2037	5,000	5,074
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2041	430	164
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2042	2,370	856
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 8/15/2028	17,800	14,981
		595,522
United States 0.13%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036	2,025	1,918
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-06, Class XUS, interest only, 1.132% 6/25/2037[3,4]	59,876	5,074
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class XUS, 2.127% 1/25/2038[2,3]	27,722	4,491
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038[2]	2,608	2,065
		13,548
Utah 1.35%
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.00% 6/15/2041[2]	895	688
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.25% 6/15/2051[2]	1,315	952
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2046[2]	7,405	6,707
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 8/1/2037[2]	24,480	22,128
Hurricane City, Gateway at Sand Hollow Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 5.50% 3/1/2051[2,5]	15,000	10,568
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area No. 2), Series 2021, 4.00% 8/1/2050[2]	36,080	26,389
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 5.00% 8/1/2050[2]	13,250	10,781
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2025[2]	1,000	966
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2041	4,170	3,323
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 3.625% 2/1/2035[2]	600	488
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Bonds, notes & other debt instruments (continued) Utah (continued)	Principal amount (000)	Value (000)
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 4.125% 2/1/2041[2]	USD 1,000	$782
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 4.375% 2/1/2051[2]	2,120	1,597
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2046	1,775	1,853
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041[2]	9,400	8,175
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052[2]	57,810	49,417
		144,814
Vermont 0.26%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	3,940	3,317
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2045	7,995	5,969
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2017-A, 5.00% 5/1/2047	235	204
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028)[2]	2,400	2,366
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.50% 8/15/2046	1,000	698
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052	1,000	710
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2025	300	308
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2026	500	522
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2026	125	131
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2027	300	313
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2028	500	511
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 6/15/2029	400	395
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 6/15/2029	1,095	1,066
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 6/15/2030	320	316
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2030	550	596
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2031	205	203
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2031	550	599
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2032	160	158
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 3.00% 6/15/2035	3,905	3,619
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	3,255	2,872
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 6/15/2046	1,850	1,615
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-B, AMT, 4.00% 6/15/2047	2,150	1,789
		28,277
Virgin Islands 0.38%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2025	1,825	1,854
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	4,605	4,695
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	3,500	3,563
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	18,315	18,032
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Virgin Islands Gross Receipts Taxes Loan Note), Series 2014-C, 5.00% 10/1/2030[2]	1,000	898
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Virgin Islands Gross Receipts Taxes Loan Note), Series 2014-C, 5.00% 10/1/2039[2]	5,250	4,110
Water and Power Auth., Electrical System Rev. Bonds, Series 2007-B, 5.00% 7/1/2023	330	328
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.125% 10/1/2042[2]	1,470	1,421
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.25% 10/1/2042[2]	2,350	2,313
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.375% 4/1/2052[2]	2,535	2,444
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.50% 4/1/2052[2]	1,245	1,212
		40,870
American High-Income Municipal Bond Fund — Page 80 of 98

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Bonds, notes & other debt instruments (continued) Virginia 2.30%	Principal amount (000)	Value (000)
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2034	USD 1,310	$1,236
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042	1,230	1,054
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 10/1/2045 (preref. 10/1/2025)	3,000	3,154
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	690	621
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045	1,665	1,634
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 0% 7/15/2040 (4.875% on 7/15/2023)[1]	1,500	1,532
County of Fairfax, Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Ref. Bonds (Goodwin House, Inc.), Series 2016-A, 5.00% 10/1/2036 (preref. 10/1/2024)	1,000	1,041
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031	1,195	1,246
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	3,250	3,293
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040	3,660	3,684
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	3,500	3,482
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048	4,000	3,884
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050	13,655	13,186
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055	18,805	17,970
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059	21,010	19,875
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2045[2]	1,090	1,022
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2025	1,445	1,411
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2028	1,630	1,513
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2031	625	550
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2040	6,135	4,721
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2047	6,510	4,607
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2048	1,400	1,247
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2051	5,100	4,498
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034	1,000	952
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2039	5,970	5,516
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2044	2,245	2,008
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2049	4,455	3,898
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2052	USD 1,970	$1,693
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2037	1,445	1,411
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047	19,325	17,908
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2022-A, 5.00% 10/1/2047	810	834
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2022-A, 5.00% 10/1/2052	1,095	1,120
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2041	1,265	958
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2047	3,200	2,254
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2035	2,030	1,771
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2040	2,965	2,365
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2050	8,390	6,000
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051	4,925	3,588
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 3.50% 12/1/2029	1,370	1,258
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2038	11,645	11,241
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046[2]	9,250	9,347
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045[2]	27,900	28,263
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030	500	492
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029	250	250
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2049	2,000	1,998
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2052	6,000	5,963
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037	4,075	3,986
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042	3,500	3,338
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047	4,510	4,194
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052	8,425	7,725
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	100	82
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051	3,495	2,645
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2031	1,250	1,350
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2032	1,000	1,079
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	1,725	1,857
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	4,350	3,874
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 3.375% 1/1/2051	1,625	1,173
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	USD 6,005	$5,148
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2040	1,000	931
Small Business Fncg. Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2018-C, AMT, 5.00% 1/1/2048 (put 7/1/2038)[1,2]	2,000	1,814
		246,745
Washington 1.95%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036	2,500	2,329
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2043	1,000	1,017
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	1,000	1,010
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058	4,000	4,023
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Green Bonds (North Pacific Paper Co. Recycling Project), Series 2020-A, AMT, 5.625% 12/1/2040[2]	9,000	8,789
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2032	1,615	1,695
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2034	1,950	2,019
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2035	1,825	1,877
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036	2,845	2,892
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041	6,920	6,798
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046	8,750	8,482
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 1/1/2025 (put 1/1/2024)	2,420	2,371
Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.725% 12/20/2035[4]	82,335	4,015
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	27,376	25,714
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2031[2]	1,000	953
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2033[2]	1,185	1,111
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 1/1/2056[2]	13,670	9,548
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 6.50% 7/1/2030 (preref. 7/1/2025)[2]	1,700	1,812
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 6.75% 7/1/2035 (preref. 7/1/2025)[2]	1,630	1,746
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038[2]	2,350	2,052
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043[2]	3,100	2,564
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048[2]	1,770	1,407
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2033[2]	250	230
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2048[2]	1,350	1,091
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 1/1/2044 (preref. 1/1/2024)[2]	7,000	7,179
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 1/1/2049 (preref. 1/1/2024)[2]	9,090	9,329
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2019, 5.00% 1/1/2055[2]	9,520	6,680
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2051[2]	1,000	757
American High-Income Municipal Bond Fund — Page 83 of 98

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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2050[2]	USD 1,000	$929
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2056[2]	2,260	2,053
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 6/1/2044	120	120
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049	1,465	1,422
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	1,290	1,247
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032[2]	1,955	2,018
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 1/1/2032[2]	745	769
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 1/1/2038[2]	7,245	7,479
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 1/1/2038[2]	1,155	1,192
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	17,215	16,657
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2033[2]	1,170	1,055
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2034[2]	2,350	2,089
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2034[2]	860	850
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2035[2]	3,295	2,869
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043[2]	6,065	4,718
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048[2]	9,795	7,101
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048	3,490	2,413
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[2]	14,155	9,019
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 3.00% 7/1/2058	6,250	4,602
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[2]	3,730	2,514
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058[2]	3,465	2,864
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2058	2,500	2,522
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	2,500	2,501
Port of Seattle, Rev. and Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2042	500	535
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2030	1,000	1,001
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2031	2,000	2,001
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 12/1/2025	500	501
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2027	1,000	1,036
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029	1,000	1,040
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,500	1,560
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2031	1,500	1,559
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2032	1,500	1,558
		209,284
American High-Income Municipal Bond Fund — Page 84 of 98

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Bonds, notes & other debt instruments (continued) West Virginia 0.39%	Principal amount (000)	Value (000)
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2021, AMT, 4.125% 7/1/2045 (put 7/1/2025)	USD 17,765	$17,495
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2020, AMT, 5.00% 7/1/2045 (put 7/1/2025)	22,795	22,841
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 1/1/2043	1,230	1,188
		41,524
Wisconsin 2.99%
G.O. Bonds, Series 2018-B, 5.00% 5/1/2029 (preref. 5/1/2023)	105	105
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 7/1/2036 (preref. 7/1/2023)	2,000	2,006
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2023	1,085	1,085
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2024	1,165	1,166
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2025	1,225	1,225
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2026	1,285	1,282
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2027	1,350	1,339
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2029	1,485	1,452
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2031	1,640	1,571
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2037	1,220	1,113
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 5.00% 8/1/2049	3,750	2,544
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	560	475
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2041	780	602
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2051	3,395	2,369
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2056	1,000	673
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2034	1,800	1,858
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046	3,205	3,202
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044	1,600	1,694
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	925	896
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 5/1/2045 (put 11/1/2023)	315	308
Public Fin. Auth., Air Cargo Rev. Bonds (AFCO Obligated Group), Series 2023, AMT, 5.50% 7/1/2037	1,200	1,282
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 7/1/2042	450	450
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 7/15/2029[2]	645	599
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2039[2]	1,380	1,232
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2049[2]	3,360	2,747
American High-Income Municipal Bond Fund — Page 85 of 98

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2054[2]	USD 1,605	$1,283
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.125% 7/15/2037[2]	1,000	922
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 7/15/2047[2]	7,375	6,442
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 7/15/2052[2]	2,000	1,707
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2041[2]	890	756
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2051[2]	2,000	1,589
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2056[2]	1,390	1,074
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2036[2]	400	345
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2039[2]	710	662
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2050[2]	1,950	1,690
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2051[2]	1,000	718
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 5.875% 6/1/2052[2]	900	881
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2061[2]	1,250	848
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 6.00% 6/1/2062[2]	1,565	1,539
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2040[2]	1,525	1,184
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2050[2]	2,990	2,078
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2056[2]	2,445	1,622
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2039[2]	820	775
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2049[2]	520	464
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2054[2]	1,365	1,198
Public Fin. Auth., Education Rev. Bonds (Shining Rock Classical Academy), Series 2022-A, 6.00% 6/15/2052	1,000	935
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2041[2]	2,000	1,789
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2051[2]	1,750	1,482
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2056[2]	2,000	1,664
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 7/1/2031	1,900	1,651
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 5.00% 7/1/2041	10,000	8,663
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2035[2]	4,000	3,734
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2045[2]	7,900	6,663
Public Fin. Auth., Educational Facs. Rev. Bonds (Queens University of Charlotte), Series 2022-A, 4.75% 3/1/2052	13,000	11,900
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 1/1/2024[2]	2,105	2,114
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 12/1/2025[2]	1,000	1,016
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 8/1/2035	9,200	8,071
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046	3,740	3,128
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	9,650	7,858
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056	15,690	12,478
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2041	1,730	1,404
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 6/1/2045	7,900	6,108
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.625% 2/1/2046[2]	7,035	7,015
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.75% 2/1/2052[2]	6,730	6,713
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 6.00% 2/1/2062[2]	USD 2,500	$2,530
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 12/1/2050[2]	100	87
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.50% 7/1/2052	3,545	3,843
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.625% 7/1/2055	2,620	2,862
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044	3,800	3,576
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049	1,500	1,382
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	1,340	1,176
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	2,000	1,921
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 4.00% 9/1/2029[2]	1,015	896
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2039[2]	775	647
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2049[2]	2,655	2,030
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2054[2]	2,725	2,034
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2041	1,005	816
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2046	1,000	765
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051	6,705	4,886
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 9/1/2029[2]	1,750	1,632
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2039[2]	2,230	2,052
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2049[2]	6,000	5,203
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054[2]	2,320	1,977
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	3,515	3,015
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2056	11,155	9,380
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050	5,000	3,641
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM insured, 3.00% 7/1/2050	1,000	750
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 4.00% 10/15/2031[2]	280	251
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2041[2]	580	521
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2051[2]	1,130	966
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2056[2]	1,630	1,359
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 3.00% 4/1/2025[2]	250	241
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2030[2]	500	514
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040[2]	5,390	5,275
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040 (preref. 4/1/2030)[2]	290	335
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 4/1/2045	6,250	6,349
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050[2]	1,900	1,765
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050 (preref. 4/1/2030)[2]	100	115
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052	1,020	854
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2020-A-1, 5.00% 1/1/2055[2]	8,475	6,439
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]	7,770	5,879
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 1/1/2061[2]	22,700	1,145
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 6/15/2029[2]	445	423
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039[2]	500	482
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2049[2]	1,100	996
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 3/31/2056	USD 10,960	$8,809
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042[2]	2,900	2,416
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (preref. 4/1/2032)[2]	100	112
Public Fin. Auth., Senio Rev. Bonds (Proton International Arkansas, LLC), Series 2021-A, 6.85% 1/1/2051[2]	5,000	3,777
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2046	11,250	10,484
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 11/15/2034 (preref. 11/15/2024)[2]	1,000	1,030
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 11/15/2044 (preref. 11/15/2024)[2]	1,000	1,034
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	9,435	9,303
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046	1,000	793
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2052	2,000	1,523
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040	1,775	1,736
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	2,565	2,450
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2059	2,400	2,137
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 7/1/2030	3,255	3,264
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 7/1/2035	1,000	990
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047	2,000	1,910
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2034	3,935	3,982
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2039	2,045	2,018
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2039	1,595	1,574
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2044	1,350	1,286
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2049	3,625	3,374
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2041[2]	675	564
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2051[2]	5,630	4,295
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061[2]	5,720	4,145
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-B, 5.25% 7/1/2061[2]	1,000	768
		320,222
Total bonds, notes & other debt instruments (cost: $10,268,202,000)		9,430,416
Short-term securities 10.85% Municipals 10.51%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 4.07% 12/15/2028[2,3]	7,900	7,900
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 3.77% 12/1/2029[3]	3,975	3,975
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 3.73% 2/1/2048[3]	5,085	5,085
American High-Income Municipal Bond Fund — Page 88 of 98

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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 3.73% 11/15/2052[3]	USD 12,600	$12,600
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 3.50% 12/1/2035 (put 5/1/2023)[11]	5,000	5,000
State of California, IAM Commercial Paper, Series 2023-A-1, 2.90% 5/2/2023	20,000	20,000
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 3.41% 7/1/2035[3]	4,000	4,000
State of California, City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 3.53% 7/1/2049[3]	800	800
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/29/2023	43,500	43,557
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/30/2023	10,000	10,014
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 3.40% 7/1/2037[3]	3,295	3,295
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 3.60% 7/1/2051 (put 7/17/2023)[11]	3,000	2,996
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 3.95% 10/1/2045 (put 6/1/2023)[11]	3,575	3,575
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 3.50% 8/1/2023 (put 5/1/2023)[2,11]	9,000	9,000
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2022, 5.00% 6/30/2023	15,000	15,043
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 3.30% 5/15/2048[3]	20,000	20,000
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-4, 3.38% 5/15/2048[3]	2,000	2,000
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2022-A, 3.75% 6/29/2023	25,000	25,019
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2022-B, 5.00% 6/29/2023	20,000	20,055
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2013-A, 2.95% 7/1/2042[3]	500	500
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-A, 3.55% 7/1/2042[3]	10,000	10,000
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 2.50% 12/1/2048 (put 5/1/2023)[11]	5,000	4,999
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 3.77% 8/1/2044[3]	10,500	10,500
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.77% 8/1/2044[3]	2,415	2,415
State of Illinois, Joliet Regional Port Dist., Marine Terminal Rev. Ref. Bonds (Exxon Project), Series 1989, 3.77% 10/1/2024[3]	3,500	3,500
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 3.95% 12/1/2039[3]	17,065	17,065
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 3.92% 11/15/2033[3]	7,600	7,600
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 3.77% 12/1/2040[3]	35,500	35,500
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 3.77% 12/1/2051[3]	5,720	5,720
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 3.77% 8/1/2035[3]	4,000	4,000
State of Louisiana, Louisiana Stadium and Exposition Dist., Bond Anticipation Notes, Series 2021, 4.00% 7/3/2023	1,885	1,886
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 3.77% 8/1/2043[3]	4,000	4,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-B, 3.75% 12/1/2043[3]	5,000	5,000
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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-C, 3.80% 12/1/2043[3]	USD 11,225	$11,225
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 3.75% 8/1/2050[3]	17,500	17,500
State of Maryland, County of Montgomery, G.O. Bonds, Series 2017-E, 3.75% 11/1/2037[3]	7,675	7,675
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 3.28% 12/1/2041 (put 6/1/2023)[11]	15,000	14,998
State of Massachusetts, Massachusetts Bay Transportation Auth., General Transportation System Bonds, Series 2000-A, 3.88% 3/1/2030[3]	4,500	4,500
State of Massachusetts, Massachusetts Bay Transportation Auth., IAM Commercial Paper, Series 2023-A, 3.05% 5/2/2023	10,000	10,000
State of Michigan, Fin. Auth., State Aid Rev. Notes, Series 2022-A, 5.00% 8/21/2023	5,000	5,024
State of Michigan, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2016-E-2, 3.92% 11/15/2047[3]	9,500	9,500
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 3.77% 12/1/2042[3]	28,540	28,540
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 3.72% 4/1/2038[3]	7,250	7,250
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 3.70% 4/1/2042[3]	1,100	1,100
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 3.90% 11/15/2038[3]	8,700	8,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2007-A, 3.77% 12/1/2030[3]	16,300	16,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-D, 3.77% 12/1/2030[3]	4,000	4,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-E, 3.82% 12/1/2030[3]	6,500	6,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-K, 3.75% 11/1/2035[3]	4,090	4,090
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-J, 3.77% 11/1/2035[3]	26,160	26,160
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-F, 3.77% 11/1/2035[3]	3,875	3,875
State of Mississippi, County of Jackson, Port Fac. Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 1993, 3.75% 6/1/2023[3]	4,040	4,040
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 3.72% 2/15/2033[3]	1,600	1,600
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.80% 3/1/2040[3]	8,200	8,200
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 3.74% 6/1/2041[3]	14,105	14,105
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 3.68% 7/1/2039[3]	4,825	4,825
State of New York, New York City G.O. Bonds, Series 2006-E-2, 3.72% 8/1/2034[3]	25,305	25,305
State of New York, New York City G.O. Bonds, Series 2005-E-3, 3.92% 8/1/2034[3]	7,870	7,870
State of New York, New York City G.O. Bonds, Series 2006-E-4, 3.92% 8/1/2034[3]	9,055	9,055
State of New York, New York City G.O. Bonds, Series 2008-L-3, 3.72% 4/1/2036[3]	20,000	20,000
State of New York, New York City G.O. Bonds, Series 2012-G-6, 3.69% 4/1/2042[3]	2,265	2,265
State of New York, New York City G.O. Bonds, Series 2021-2, 4.00% 4/1/2042[3]	2,165	2,165
State of New York, New York City G.O. Bonds, Series 2021-3, 4.00% 4/1/2042[3]	7,645	7,645
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2000-C, 3.88% 6/15/2033[3]	19,500	19,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2008-BB-2, 3.72% 6/15/2035[3]	13,725	13,725
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 3.85% 6/15/2038[3]	15,895	15,895
American High-Income Municipal Bond Fund — Page 90 of 98

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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 3.72% 6/15/2048[3]	USD 5,440	$5,440
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-6, 3.75% 6/15/2048[3]	2,000	2,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 3.72% 6/15/2049[3]	8,150	8,150
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-1, 3.75% 6/15/2050[3]	26,920	26,920
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 3.75% 6/15/2050[3]	3,675	3,675
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-CC, 3.77% 6/15/2053[3]	32,500	32,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-4, 3.72% 8/1/2041[3]	10,300	10,300
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-4, 3.75% 8/1/2042[3]	43,500	43,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-A-4, 3.76% 8/1/2043[3]	12,215	12,215
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 3.72% 2/1/2045[3]	8,300	8,300
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 3.75% 2/1/2045[3]	6,175	6,175
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-E-4, 3.75% 2/1/2045[3]	12,000	12,000
State of North Carolina, Capital Facs. Fin. Agcy., Rev. Bonds (North Carolina Aquarium Society), Series 2004, 3.93% 6/1/2026[3]	4,305	4,305
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 2.50% 12/1/2046 (put 5/1/2023)[11]	32,990	32,982
State of Ohio, Higher Educational Facs. Auth., Rev. IAM Commercial Paper, Series 2023, 3.20% 6/15/2023	20,000	20,000
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 3.50% 8/1/2045 (put 8/1/2023)[11]	2,010	2,010
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 3.80% 5/1/2048[3]	26,700	26,700
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 3.83% 7/1/2034[3]	540	540
State of Texas, County of Alchua, Health Facs. Auth., Rev. IAM Commercial Paper, Series 2023-A, 3.02% 5/5/2023	8,750	8,749
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 3.75% 11/1/2041[3]	15,000	15,000
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 3.77% 10/1/2024[3]	7,020	7,020
State of Texas, Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (Christus Health), Series 2005-A-4, Assured Guaranty Municipal insured, 3.60% 7/1/2031[3]	1,050	1,050
State of Texas, Harris County Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 3.77% 3/1/2024[3]	9,700	9,700
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 3.86% 5/15/2034[3]	4,500	4,500
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 3.86% 5/15/2034[3]	17,500	17,500
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 3.75% 11/1/2038[3]	14,000	14,000
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 3.75% 11/1/2051[3]	2,150	2,150
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 3.77% 5/1/2040[3]	16,500	16,500
State of Texas, Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 3.85% 7/1/2037[3]	30,000	30,000
State of Texas, Board of Regents of the University of Texas System, Rev. Ref. Bonds, Series 2007-B, 3.88% 8/1/2033[3]	36,530	36,530
American High-Income Municipal Bond Fund — Page 91 of 98

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Short-term securities (continued) Municipals (continued)		Principal amount (000)	Value (000)
State of Texas, Regents of the University of Texas, IAM Commercial Paper, Series 2023-A, 3.05% 6/8/2023		USD 10,000	$10,000
State of Texas, Veterans Bonds, Series 2019, 3.80% 6/1/2050[3]		8,190	8,190
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 3.72% 11/1/2036[3]		7,200	7,200
State of Wisconsin, Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-C, 5.21% 2/15/2053[3]		1,600	1,600
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-3, AMT, 3.50% 9/1/2027 (put 8/1/2023)[11]		5,000	5,000
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 3.77% 10/1/2044[3]		4,425	4,425
			1,126,557
U.S. Treasury bills 0.34%	Weighted average yield at acquisition
U.S. Treasury 5/9/2023	4.258%	36,000	35,967
Total short-term securities (cost: $1,162,757,000)			1,162,524
Total investment securities 98.86% (cost: $11,430,959,000)			10,592,940
Other assets less liabilities 1.14%			121,893
Net assets 100.00%			$10,714,833
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	1,432	June 2023	USD 295,227	$726
5 Year U.S. Treasury Note Futures	Long	1,356	June 2023	148,810	255
10 Year Ultra U.S. Treasury Note Futures	Short	627	June 2023	(76,151)	278
30 Year Ultra U.S. Treasury Bond Futures	Short	77	June 2023	(10,888)	(474)
					$785
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 10/24/2027[6,7,8]	11/21/2022	$2,296	$2,296	.02%
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 7/18/2027[6,7,8]	9/7/2022	2,133	2,133.02
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 11/21/2027[7,8]	12/27/2022	785	785.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 8/18/2027[6,7,8]	11/7/2022	727	727.01
American High-Income Municipal Bond Fund — Page 92 of 98

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Restricted securities9 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/29/2026[6,7,8]	3/28/2022	$609	$609	.01%
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 6/27/2027[6,7,8]	8/1/2022	594	594	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 6/6/2027[6,7,8]	8/1/2022	347	347	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 1/26/2027[6,7,8]	3/28/2022	106	106	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/6/2026[6,7,8]	3/28/2022	53	53	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 9/6/2027[6,7,8]	11/7/2022	13	13	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 10/22/2025[6,7,8]	12/29/2020	1,547	1,547.02
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 9/7/2026[6,7,8]	10/1/2021-12/29/2021	909	909.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 12/17/2025[6,7,8]	1/28/2021	876	876.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 4/12/2027[6,7,8]	5/25/2022	611	611.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 6/16/2027[6,7,8]	7/19/2022	462	462.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 3/18/2026[6,7,8]	6/30/2021	420	420.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 1/21/2026[6,7,8]	6/30/2021	402	402	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 11/19/2025[6,7,8]	1/28/2021	370	370	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 1/18/2027[6,7,8]	5/5/2022	363	363	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 10/20/2027[7,8]	12/9/2022	321	321	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 6/22/2026[6,7,8]	12/29/2021	270	270	.00 [12]
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Restricted securities9 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 9/15/2027[7,8]	12/9/2022	$259	$259	.00%[12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 4/15/2026[6,7,8]	6/30/2021	232	232	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 12/14/2026[6,7,8]	5/5/2022	199	199	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 7/20/2026[6,7,8]	12/29/2021	120	120	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 10/26/2026[6,7,8]	12/29/2021	64	64	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 11/23/2026[6,7,8]	12/29/2021	30	30	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 7/21/2027[6,7,8]	12/9/2022	10	10	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 5/20/2026[6,7,8]	6/30/2021	6	6	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/18/2027[6,7,8]	12/9/2022	5	5	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/12/2026[6,7,8]	12/29/2021	4	4	.00 [12]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 3/15/2027[6,7,8]	5/5/2022	3	3	.00 [12]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 1/4/2028[7,8]	1/23/2023	602	602.01
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 8/4/2026[7,8]	12/21/2021	516	516.01
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 2/23/2027[7,8]	3/1/2022-10/24/2022	373	373	.00 [12]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 8/11/2027[7,8]	10/24/2022	240	240	.00 [12]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 9/19/2027[7,8]	12/27/2022	201	201	.00 [12]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 12/7/2027[7,8]	12/27/2022	135	135	.00 [12]
American High-Income Municipal Bond Fund — Page 94 of 98

unaudited
Restricted securities9 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK 9/13/2026[7,8]	12/21/2021	$3	$3	.00%[12]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK or 7.00% Cash 4/13/2027[7,8]	10/24/2022	2	2	.00 [12]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/14/2025[6,7,8]	2/25/2021	190	190.01
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 1/13/2025[6,7,8]	6/19/2020	184	184	.00 [12]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 4/13/2025[6,7,8]	6/19/2020	172	172	.00 [12]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 6/8/2025[6,7,8]	2/25/2021	151	151	.00 [12]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 3/16/2025[6,7,8]	6/19/2020	25	25	.00 [12]
Total		$17,940	$17,940	.17%

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,301,933,000, which represented 21.48% of the net assets of the fund.

[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Value determined using significant unobservable inputs.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $17,940,000, which represented .17% of the net assets of the fund.

[10]	Amount less than one thousand.
[11]	For short-term securities, the mandatory put date is considered to be the maturity date.
[12]	Amount less than .01%.
American High-Income Municipal Bond Fund — Page 95 of 98

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $299,554,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American High-Income Municipal Bond Fund — Page 96 of 98

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Colorado	$—	$1,079,131	$—	$1,079,131
Illinois	—	965,355	—	965,355
Puerto Rico	—	682,951	—	682,951
Texas	—	595,522	—	595,522
California	—	582,402	—	582,402
New York	—	574,617	—	574,617
Florida	—	420,417	2,423	422,840
Pennsylvania	—	389,394	—	389,394
Arizona	—	364,687	—	364,687
Ohio	—	361,484	—	361,484
Other	—	3,394,093	17,940	3,412,033
Short-term securities	—	1,162,524	—	1,162,524
Total	$—	$10,572,577	$20,363	$10,592,940

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,259	$—	$—	$1,259
Liabilities:
Unrealized depreciation on futures contracts	(474)	—	—	(474)
Total	$785	$—	$—	$785
*
Futures contracts are not included in the fund’s investment portfolio.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing

G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
LOC = Letter of credit
Part. = Participation
PIK = Payment In Kind
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
American High-Income Municipal Bond Fund — Page 97 of 98

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-040-0623O-S89787
American High-Income Municipal Bond Fund — Page 98 of 98